UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2010

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

ASSET-BACKED SECURITIES - 0.9%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.91%, 10/15/21 (e)(r)	$467,738	$460,325
Atherton Franchisee Loan Funding LLC, 7.08%, 5/15/20 (e)	165,386	165,167
Capital One Auto Finance Trust, 0.29%, 4/15/14 (r)	8,090,004	8,053,179
Captec Franchise Trust, 8.155%, 6/15/13 (e)	4,772,761	4,787,315
Centex Home Equity, 7.36%, 7/25/32 (r)	120,536	19,668
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	4,917,263	4,923,505
Countrywide Asset-Backed Certificates, 0.711%, 11/25/34 (r)	3,172,215	2,765,025
Fifth Third Auto Trust, 4.81%, 1/15/13	4,232,276	4,299,149
FMAC Loan Receivables Trust:
1.35%, 11/15/18 (e)(r)(u)	2,454,362	30,679
6.74%, 11/15/20 (e)	469,382	318,609

Total Asset-Backed Securities (Cost $26,479,869)		25,822,621

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.8%
Banc of America Mortgage Securities, Inc., 0.28%, 1/25/34 (r)	72,700,589	280,850
Countrywide Home Loan Mortgage Pass Through Trust, 0.601%, 6/25/35 (e)(r)	1,876,154	1,339,517
GMAC Mortgage Corp. Loan Trust, 5.00%, 5/25/18 (e)	126,616	67,567
Impac CMB Trust:
0.893%, 9/25/34 (r)	981,201	757,224
0.781%, 4/25/35 (r)	5,234,639	4,183,973
0.881%, 4/25/35 (r)	1,875,746	1,008,654
0.801%, 5/25/35 (r)	2,493,048	1,868,098
0.581%, 8/25/35 (r)	5,577,149	4,287,082
Salomon Brothers Mortgage Securities VII, Inc., 3.20%, 9/25/33 (r)	197,225	75,561
Structured Asset Securities Corp., 5.50%, 6/25/35	4,291,000	3,211,786
WaMu Mortgage Pass Through Certificates, 2.721%, 10/25/35 (r)	5,697,000	4,796,508

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $22,943,959)		21,876,820

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
Bank of America-First Union NB Commercial Mortgage, 5.464%, 4/11/37	4,395,384	4,451,513
JP Morgan Chase Commercial Mortgage Securities Corp., 6.429%, 4/15/35	3,878,830	3,935,189

Total Commercial Mortgage-Backed Securities (Cost $8,439,849)		8,386,702

CORPORATE BONDS - 68.0%
Affiliated Computer Services, Inc., 5.20%, 6/1/15	7,000,000	7,426,084
Alcoa, Inc., 6.15%, 8/15/20	3,500,000	3,587,159
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	-
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	-
Ally Financial, Inc.:
6.00%, 12/15/11	5,000,000	5,125,000
6.00%, 12/15/11	1,075,000	1,101,875
American Express Bank FSB, 0.412%, 6/12/12 (r)	5,000,000	4,963,866
Anadarko Petroleum Corp.:
5.95%, 9/15/16	6,000,000	6,420,043
6.45%, 9/15/36	19,855,000	19,721,305
ANZ National International Ltd.:
6.20%, 7/19/13 (e)	4,000,000	4,399,734
1.304%, 12/20/13 (e)(r)	10,000,000	10,000,004
3.125%, 8/10/15 (e)	3,000,000	2,967,687
APL Ltd., 8.00%, 1/15/24 (b)	21,057,000	16,845,600
ArcelorMittal, 6.125%, 6/1/18	12,603,000	13,428,333
Arrow Electronics, Inc.:
6.875%, 6/1/18	4,000,000	4,418,318
5.125%, 3/1/21	4,500,000	4,267,000
Asciano Finance Ltd., 4.625%, 9/23/20 (e)	6,750,000	6,248,485
Asian Development Bank, 6.22%, 8/15/27	2,470,000	2,867,214
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	23,670,000	23,134,111
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	-
BAC Capital Trust XV, 1.096%, 6/1/56 (r)	51,870,000	32,222,454
Bank of America Corp., 5.875%, 1/5/21	1,000,000	1,032,604
Bank of Nova Scotia:
0.553%, 3/5/12 (r)	18,000,000	18,000,000
0.589%, 10/18/12 (r)	17,000,000	17,000,000
1.65%, 10/29/15 (e)	5,000,000	4,805,016
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	20,969,979	21,179,679
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	56,266,000	58,235,310
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	8,600,000	5,837,250
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	26,850,000	18,224,437
Calpine Corp. Escrow (b)*	375,000	-
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	12,450,000	12,547,825
Cargill, Inc., 1.539%, 1/21/11 (e)(r)	44,455,000	44,472,782
Celgene Corp., 3.95%, 10/15/20	3,000,000	2,846,032
Cellco Partnership, 2.884%, 5/20/11 (r)	33,500,000	33,824,203
Charter One Bank, 6.375%, 5/15/12	10,000,000	10,521,793
Chase Capital VI, 0.912%, 8/1/28 (r)	7,250,000	5,657,193
Chesapeake Energy Corp.:
6.50%, 8/15/17	3,355,000	3,371,775
6.625%, 8/15/20	2,500,000	2,450,000
6.875%, 11/15/20	4,000,000	4,040,000
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,807,992
Citigroup Funding, Inc., 0.618%, 4/30/12 (r)	33,170,000	33,335,850
Citigroup, Inc.:
2.286%, 8/13/13 (r)	15,500,000	15,767,590
0.428%, 3/7/14 (r)	5,020,000	4,783,603
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	5,700,000	5,546,734
Comcast Corp.:
5.90%, 3/15/16	1,500,000	1,677,897
6.55%, 7/1/39	8,800,000	9,516,129
Commonwealth Bank of Australia, 0.586%, 11/4/11 (e)(r)	10,600,000	10,595,386
CommonWealth REIT, 0.902%, 3/16/11 (r)	39,710,000	39,685,231
Con-way, Inc., 7.25%, 1/15/18	2,000,000	2,146,682
Corn Products International, Inc.:
4.625%, 11/1/20	2,900,000	2,847,494
6.625%, 4/15/37	1,000,000	1,040,921
Credit Suisse USA, Inc., 0.484%, 8/16/11 (r)	3,000,000	2,997,154
Crown Castle Towers LLC:
4.174%, 8/15/17 (e)	5,825,000	5,635,687
4.883%, 8/15/40 (e)	4,558,000	4,364,285
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	9,353,000	9,044,427
CVS Pass-Through Trust:
5.88%, 1/10/28	234,231	231,505
6.943%, 1/10/30	2,199,437	2,323,085
7.507%, 1/10/32 (e)	3,346,490	3,802,416
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	3,000,000	2,677,500
Discover Bank, 7.00%, 4/15/20	2,500,000	2,685,333
Discover Financial Services, 6.45%, 6/12/17	1,375,000	1,437,591
DnB NOR Boligkreditt, 2.10%, 10/14/15 (e)	6,930,000	6,684,478
Dominion Resources, Inc., 6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	19,665,000	19,271,700
Dow Chemical Co.:
5.90%, 2/15/15	6,000,000	6,633,935
4.25%, 11/15/20	4,200,000	4,024,083
Enterprise Products Operating LLC:
7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	28,000	27,634
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	52,375,000	54,339,062
EXCO Resources, Inc., 7.50%, 9/15/18	4,250,000	4,154,375
FBG Finance Ltd., 5.125%, 6/15/15 (e)	4,000,000	4,308,071
First Data Corp., 9.875%, 9/24/15	2,500,000	2,387,500
First Niagara Financial Group, Inc., 6.75%, 3/19/20	3,000,000	3,133,938
First Republic Bank, 7.75%, 9/15/12	500	532
Fleet Capital Trust V, 1.304%, 12/18/28 (r)	10,600,000	7,423,383
Ford Motor Credit Co. LLC:
5.552%, 6/15/11 (r)	1,350,000	1,370,055
3.039%, 1/13/12 (r)	4,550,000	4,590,040
7.80%, 6/1/12	2,250,000	2,379,375
8.00%, 12/15/16	2,000,000	2,230,000
6.625%, 8/15/17	14,000,000	14,700,000
Fort Knox Military Housing:
5.815%, 2/15/52 (b)(e)	2,975,000	2,898,483
5.915%, 2/15/52 (b)(e)	10,455,000	9,401,868
Foster's Finance Corp., 6.875%, 6/15/11 (e)	5,921,000	6,049,304
General Electric Capital Corp.:
0.424%, 6/20/13 (b)(r)	7,000,000	6,809,670
0.49%, 1/8/16 (r)	2,000,000	1,883,428
Gerdau Trade, Inc., 5.75%, 1/30/21 (e)	1,500,000	1,495,714
Glitnir Banki HF:
3.046%, 4/20/10 (e)(r)(y)*	42,295,000	12,582,762
3.226%, 1/21/11 (e)(r)(y)*	32,920,000	9,793,700
6.375%, 9/25/12 (e)(y)*	600,000	178,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	8,400,000	84,000
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	37,050,000	30,070,150
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	10,338,843	10,489,272
Goldman Sachs Capital III, 1.066%, 9/29/49 (r)	4,250,000	3,039,974
Goldman Sachs Group, Inc.:
5.15%, 1/15/14	3,000,000	3,219,923
5.35%, 1/15/16	4,000,000	4,297,608
0.753%, 3/22/16 (r)	5,000,000	4,699,350
6.15%, 4/1/18	4,000,000	4,388,819
Great River Energy, 5.829%, 7/1/17 (e)	40,187,968	45,053,713
Hewlett-Packard Co., 1.342%, 5/27/11 (r)	7,200,000	7,229,955
Huntington BancShares, Inc., 7.00%, 12/15/20	1,890,000	1,989,870
Hyundai Motor Manufacturing, 4.50%, 4/15/15 (e)	2,500,000	2,565,285
ING Bank NV, 1.609%, 10/18/13 (e)(r)	11,430,000	11,429,920
International Lease Finance Corp., 7.125%, 9/1/18 (e)	3,100,000	3,301,500
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	601
John Deere Capital Corp., 0.989%, 1/18/11 (r)	3,300,000	3,301,132
JPMorgan Chase & Co., 0.553%, 12/26/12 (r)	15,000,000	15,071,845
JPMorgan Chase Capital XXI, 1.236%, 1/15/87 (r)	6,899,000	5,295,256
JPMorgan Chase Capital XXIII, 1.286%, 5/15/77 (r)	21,800,000	16,810,830
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	150,000	156,750
Kaupthing Bank HF, 3.491%, 1/15/10 (e)(r)(y)*	39,000,000	10,432,500
Kern River Funding Corp., 6.676%, 7/31/16 (e)	83,235	92,100
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	2,220,000	2,197,800
Koninklijke Philips Electronics NV, 1.452%, 3/11/11 (r)	38,965,000	39,024,653
Lafarge SA, 5.50%, 7/9/15 (e)	3,000,000	3,079,431
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (b)(e)	56,869,000	52,319,480
Leucadia National Corp., 8.125%, 9/15/15	13,520,000	14,736,388
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.733%, 12/1/17 (e)	8,060,000	8,166,392
5.983%, 12/1/22 (e)	14,695,000	14,331,740
6.192%, 12/1/27 (e)	3,925,000	3,720,939
Lloyds TSB Bank plc, 6.50%, 9/14/20 (e)	1,500,000	1,377,743
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	512,710
8.30%, 12/1/37 (e)(m)*	33,720,000	337,200
8.45%, 12/1/49 (e)(m)*	1,000,000	10,000
Masco Corp.:
4.80%, 6/15/15	4,540,000	4,452,866
7.125%, 3/15/20	10,600,000	11,083,806
MBNA Capital, 1.087%, 2/1/27 (r)	900,000	630,681
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	11,420,000	9,542,095
MetLife Institutional Funding II, 0.703%, 3/27/12 (e)(r)	10,000,000	9,999,997
Metropolitan Life Global Funding I:
2.289%, 4/14/11 (e)(r)	12,280,000	12,302,571
0.689%, 7/13/11 (e)(r)	13,350,000	13,349,257
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	50,800,000	10,160,000
Morgan Stanley:
0.566%, 2/10/12 (r)	5,770,000	5,788,501
6.00%, 5/13/14	3,000,000	3,230,859
6.00%, 4/28/15	3,000,000	3,250,274
5.375%, 10/15/15	2,000,000	2,108,656
3.45%, 11/2/15	3,000,000	2,939,809
0.739%, 10/18/16 (r)	6,500,000	5,948,330
6.25%, 8/28/17	7,000,000	7,568,398
5.50%, 1/26/20	6,000,000	6,060,707
Motors Liquidation Co.:
7.125%, 7/15/13 (ii)*	5,000,000	1,687,500
7.70%, 4/15/16 (ii)*	10,000,000	3,375,000
8.25%, 7/15/23 (ii)*	5,000,000	1,700,000
8.10%, 6/15/24 (ii)*	7,150,000	2,395,250
7.40%, 9/1/25 (ii)*	2,950,000	988,250
Mylan, Inc., 6.00%, 11/15/18 (e)	2,500,000	2,456,250
National Fuel Gas Co., 6.50%, 4/15/18	4,800,000	5,241,306
National Semiconductor Corp., 6.15%, 6/15/12	2,150,000	2,286,211
NationsBank Cap Trust III, 0.839%, 1/15/27 (r)	1,677,000	1,137,102
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	20,379,000	20,887,006
6.90%, 10/1/37	10,460,000	10,686,041
6.59%, 7/7/38	4,023,000	4,188,937
NextEra Energy Capital Holdings, Inc., 0.686%, 11/9/12 (r)	6,000,000	6,017,767
Nordea Bank Finland plc, 0.589%, 4/13/12 (r)	9,750,000	9,750,000
Ohana Military Communities LLC:
5.88%, 10/1/51 (b)(e)	28,440,000	24,498,785
6.00%, 10/1/51 (b)(e)	6,740,000	6,371,996
6.15%, 10/1/51 (b)(e)	10,000,000	8,901,500
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	8,000,000	7,900,000
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	19,550,000	-
Overseas Shipholding Group, Inc.:
8.125%, 3/30/18	3,600,000	3,609,000
7.50%, 2/15/24	5,080,000	4,394,200
Pacific Pilot Funding Ltd., 1.039%, 10/20/16 (e)(r)	5,645,039	5,176,489
Pioneer Natural Resources Co.:
5.875%, 7/15/16	25,840,000	26,556,558
6.65%, 3/15/17	2,295,000	2,439,213
7.20%, 1/15/28	1,000,000	1,039,616
Potlatch Corp., 7.50%, 11/1/19	1,200,000	1,245,000
PPF Funding, Inc., 5.50%, 1/15/14 (e)	500,000	496,138
PPG Industries, Inc., 3.60%, 11/15/20	2,000,000	1,856,764
Preferred Term Securities IX Ltd., 1.039%, 4/3/33 (e)(r)	718,036	438,002
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	3,900,000	4,339,048
Public Steers Trust, 6.646%, 11/15/18 (b)	3,563,563	3,656,750
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (e)	3,000,000	2,883,218
Royal Bank of Scotland Group plc:
4.875%, 8/25/14 (e)	5,000,000	5,158,619
4.875%, 3/16/15	13,900,000	14,133,964
Senior Housing Properties Trust, 6.75%, 4/15/20	6,700,000	7,102,000
Skyway Concession Co. LLC, 0.583%, 6/30/17 (e)(r)	10,140,000	9,193,563
Southern Co., 0.689%, 10/21/11 (r)	2,600,000	2,606,858
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	26,500,000	8,504,115
Stadshypotek AB, 0.853%, 9/30/13 (e)(r)	23,000,000	22,999,994
State Street Bank and Trust Co., 0.502%, 9/15/11 (r)	8,795,000	8,809,442
SunTrust Bank:
0.394%, 5/21/12 (r)	32,780,000	32,386,918
0.574%, 8/24/15 (r)	3,350,000	3,086,872
Systems 2001 AT LLC, 6.664%, 9/15/13 (e)	31,461,206	34,516,089
Telefonica Emisiones SAU, 0.616%, 2/4/13 (r)	10,000,000	9,808,886
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	8,559,893	85,599
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	12,295,000	909,953
7.697%, 10/15/97 (b)(e)(r)	11,001,000	3,906,235
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	7,543,813
2/15/28 (e)	16,737,000	3,502,467
2/15/29 (e)	12,600,000	2,406,398
2/15/43 (b)(e)	196,950,000	45,054,282
2/15/45 (b)(e)	590,645,077	88,584,949
Total Capital SA, 2.30%, 3/15/16	5,000,000	4,873,517
Travelers Insurance Company Ltd., 0.539%, 12/8/11 (b)(r)	3,250,000	3,211,650
University of Notre Dame, 4.90%, 3/1/41	2,000,000	1,851,800
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	37,000,000	37,571,416
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	38,400,000	33,216,000
Westpac Banking Corp.:
0.589%, 10/21/11 (e)(r)	10,000,000	10,003,938
3.00%, 12/9/15	5,000,000	4,968,324
Williams Partners LP, 7.50%, 6/15/11	7,560,000	7,781,770
Willis North America, Inc., 5.625%, 7/15/15	2,587,000	2,693,222
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	22,522,976	19,599,768
Wm. Wrigley Jr. Co., 1.678%, 6/28/11 (e)(r)	13,000,000	13,016,946
Xstrata Canada Corp., 8.375%, 2/15/11	5,000,000	5,039,145

Total Corporate Bonds (Cost $2,038,269,324)		1,850,871,298

MUNICIPAL OBLIGATIONS - 9.4%
Albany New York Industrial Development Agency Civic Facilities Revenue VRDN, 0.40%, 5/1/27 (r)	310,000	310,000
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 0.32%, 7/15/28 (r)	335,000	335,000
Azusa California Redevelopment Agency Tax Allocation Bonds, 5.765%, 8/1/17	3,375,000	3,396,499
Baltimore Maryland General Revenue Bonds:
5.05%, 7/1/14	1,520,000	1,671,635
5.07%, 7/1/15	1,340,000	1,471,333
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Bonds, 5.10%, 10/1/15	965,000	991,885
Burlingame California PO Revenue Bonds, 5.285%, 6/1/12	1,775,000	1,837,888
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon:
6/1/15	1,205,000	944,937
6/1/15	3,425,000	2,685,817
6/1/16	2,620,000	1,896,094
6/1/17	1,835,000	1,212,715
6/1/17	2,710,000	1,790,985
6/1/18	2,810,000	1,711,880
6/1/19	1,975,000	1,099,443
College Park Georgia Revenue Bonds:
5.631%, 1/1/11	4,965,000	4,965,000
5.658%, 1/1/12	2,500,000	2,576,750
Colorado State HFA Revenue VRDN, 0.33%, 10/15/16 (r)	800,000	800,000
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	592,665
Fairfield California PO Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,629,995
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	306,435
5.10%, 7/1/15	300,000	317,775
Grant County Washington Public Utility District No. 2 Revenue Bonds:
4.76%, 1/1/13	400,000	419,368
5.48%, 1/1/21	990,000	997,821
Hamilton County Ohio Revenue Bonds, 6.50%, 12/1/34	2,000,000	2,082,160
Hills City Iowa Health Facilities Revenue VRDN, 0.33%, 8/10/35 (r)	1,925,000	1,925,000
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	238,621
4.82%, 9/1/12	250,000	257,953
4.90%, 9/1/13	260,000	266,770
4.94%, 9/1/14	275,000	279,524
4.95%, 9/1/15	285,000	283,880
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	1,990,000	2,013,402
La Mesa California COPs, 6.32%, 8/1/26	1,305,000	1,343,785
La Verne California Revenue Bonds, 5.62%, 6/1/16	1,000,000	1,041,850
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	2,450,000	2,442,674
Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	3,339,700
5.44%, 8/1/40	5,000,000	3,295,650
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	500,000	508,070
5.69%, 10/1/30	2,835,000	2,787,542
Metropolitan Water District of Southern California Revenue Bonds:
5.906%, 7/1/25	5,000,000	5,138,000
6.538%, 7/1/39	7,500,000	7,525,350
Michigan State Hospital Finance Authority Revenue VRDN, 0.34%, 3/1/30 (r)	3,200,000	3,200,000
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	4,036,568
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27 (b)	1,210,000	912,243
Nevada State Housing Division Revenue VRDN, 0.32%, 4/15/39 (r)	600,000	600,000
New York City IDA Revenue Bonds, 6.027%, 1/1/46	11,835,000	8,611,856
New York Metropolitan Transportation Authority Revenue Bonds, 6.814%, 11/15/40	1,500,000	1,543,965
New York State Housing Finance Agency Revenue VRDN:
0.28%, 11/15/29 (r)	700,000	700,000
0.24%, 5/1/42 (r)	2,480,000	2,480,000
New York State Urban Development Corp. Revenue Bonds, 5.838%, 3/15/40	5,620,000	5,739,706
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,375,000	1,381,462
5.653%, 9/1/21	19,635,000	18,686,433
Oceanside California PO Revenue Bonds:
4.95%, 8/15/16	2,215,000	2,136,523
5.14%, 8/15/18	2,760,000	2,609,994
5.20%, 8/15/19	3,070,000	2,851,600
5.25%, 8/15/20	3,395,000	3,124,317
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,896,041
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	5,650,551
Riverside California Public Financing Authority Tax Allocation Bonds:
5.19%, 8/1/17	1,490,000	1,459,500
5.24%, 8/1/17	2,280,000	2,226,739
Sacramento City California Financing Authority Tax Allocation Bonds, 5.54%, 12/1/20	8,940,000	8,294,621
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,500,047
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,435,928
San Jose California Redevelopment Agency Tax Allocation Bonds:
4.54%, 8/1/12	3,105,000	3,193,896
5.10%, 8/1/20	3,960,000	3,667,871
5.46%, 8/1/35	5,300,000	4,098,808
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.60%, 9/1/25	815,000	723,647
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,211,200
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	4,490,000	4,717,508
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	689,438
5.00%, 12/1/13	710,000	721,325
5.00%, 12/1/14	745,000	748,651
5.125%, 12/1/15	785,000	770,878
5.125%, 12/1/16	830,000	802,635
5.25%, 12/1/21	5,070,000	4,460,282
5.375%, 12/1/21	4,880,000	4,339,491
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue VRDN, 0.39%, 3/1/27 (r)	3,000,000	3,000,000
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50 (b)	11,735,000	10,732,127
5.442%, 7/1/50	3,990,000	3,518,701
Virginia State Housing Development Authority Revenue Bonds, 6.32%, 8/1/19	1,500,000	1,600,230
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27	6,080,000	6,192,906
6.734%, 9/1/47	37,970,000	38,931,780
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	2,947,943
5.15%, 1/1/24	3,630,000	3,195,598

Total Municipal Obligations (Cost $268,210,501)		255,074,860

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 8.3%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	9,175,000	9,450,250
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	73,280,000	56,059,200
Federal Home Loan Bank Discount Notes, 1/3/11	104,600,000	104,599,994
New Valley Generation II, 5.572%, 5/1/20	4,609,351	4,867,158
Overseas Private Investment Corp., 4.05%, 11/15/14	1,068,800	1,103,023
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	9,484,410	9,606,569
3.547%, 4/10/22	7,527,117	7,607,959
Sterling Equipment, Inc., 6.125%, 9/28/19	252,967	278,625
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	3,000,000	1,980,000
Vessel Management Services, Inc., 5.125%, 4/16/35	29,200,000	30,484,508

Total U.S. Government Agencies and Instrumentalities (Cost $231,256,572)		226,037,286

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Ginnie Mae, 11.00%, 10/15/15	385	431
Government National Mortgage Association, 5.50%, 1/16/32	5,729,432	385,672

Total U.S. Government Agency Mortgage-Backed Securities (Cost $731,329)		386,103

U.S. TREASURY - 8.0%
United States Treasury Bonds:
4.375%, 11/15/39	33,130,000	33,290,473
3.875%, 8/15/40	11,175,000	10,289,731
4.25%, 11/15/40	71,630,000	70,443,628
United States Treasury Notes:
2.25%, 11/30/17	2,000,000	1,943,125
2.625%, 11/15/20	106,654,000	100,571,389

Total U.S. Treasury (Cost $213,289,208)		216,538,346

TIME DEPOSIT - 2.2%
State Street Corp. Time Deposit, 0.01%, 1/3/11	60,000,000	60,000,000

Total Time Deposit (Cost $60,000,000)		60,000,000

EQUITY SECURITIES - 1.3%	SHARES
Avado Brands, Inc. (b)*	4,803	48
CNO Financial Group, Inc.*	1,204,755	8,168,239
Double Eagle Petroleum Co., Preferred	56,953	1,480,208
First Republic Preferred Capital Corp., Preferred (e)	6,050	6,219,400
Intermet Corp. (b)*	4,772	48
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	4,515,000
Trust II, Preferred (b)(e)	6,450,000	4,515,000
Trust III, Preferred (b)(e)	6,450,000	4,515,000
Trust IV, Preferred (b)(e)	6,450,000	4,515,000

Total Equity Securities (Cost $55,367,810)		33,927,943

TOTAL INVESTMENTS (Cost $2,924,988,421) - 99.2%		2,698,921,979
Other assets and liabilities, net - 0.8%		22,755,346
NET ASSETS - 100%		$2,721,677,325

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	89	3/11	$10,718,938	$58,309
30 Year U.S. Treasury Bonds	728	3/11	88,907,000	(703,770)
Total Purchased				($645,461)

Sold:
2 Year U.S. Treasury Notes	7,624	3/11	$1,668,941,250	$138,437
5 Year U.S. Treasury Notes	2,559	3/11	301,242,281	4,340,334
Total Sold				$4,478,771

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(u) This security is no longer accruing interest.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT-TERM GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

FDIC GUARANTEED CORPORATE BONDS - 34.9%	PRINCIPAL AMOUNT	VALUE
Ally Financial, Inc., 0.304%, 12/19/12 (r)	$1,000,000	$1,000,200
Bank of America Corp., 0.588%, 4/30/12 (r)	1,000,000	1,004,341
Citibank:
0.289%, 7/12/11 (r)	300,000	299,827
0.316%, 5/7/12 (r)	200,000	200,105
Citigroup Funding, Inc., 0.618%, 4/30/12 (r)	1,000,000	1,005,000
Goldman Sachs Group, Inc., 0.536%, 11/9/11 (r)	1,000,000	1,002,426
JPMorgan Chase & Co.:
0.42%, 4/1/11 (r)	300,000	300,150
0.532%, 6/15/12 (r)	1,000,000	1,003,449
0.553%, 12/26/12 (r)	200,000	200,958
MetLife, Inc., 0.623%, 6/29/12 (r)	800,000	803,236
Morgan Stanley, 0.566%, 2/10/12 (r)	1,000,000	1,003,206
PNC Funding Corp., 0.49%, 4/1/12 (r)	500,000	501,484
State Street Bank and Trust Co., 0.502%, 9/15/11 (r)	600,000	600,985
Wells Fargo & Co., 0.522%, 6/15/12 (r)	810,000	812,008

Total FDIC Guaranteed Corporate Bonds (Cost $9,710,073)		9,737,375

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 50.9%
COP I LLC:
3.613%, 12/5/21	187,020	194,493
3.65%, 12/5/21	278,470	278,679
Fannie Mae, 1.75%, 3/23/11	900,000	903,051
Federal Home Loan Bank Discount Notes, 1/3/11	2,400,000	2,400,000
Freddie Mac:
1.125%, 7/27/12	700,000	705,730
0.875%, 10/28/13	1,000,000	993,116
5.25%, 4/18/16	200,000	227,778
Overseas Private Investment Corp., 0.28%, 8/15/17 (b)(r)	500,000	500,000
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	853,597	864,591
3.547%, 4/10/22	192,629	194,698
Private Export Funding Corp.:
4.90%, 12/15/11	2,970,000	3,086,181
3.05%, 10/15/14	1,000,000	1,046,035
4.55%, 5/15/15	1,102,000	1,209,437
Tennessee Valley Authority, 4.375%, 6/15/15	1,000,000	1,096,795
Vessel Management Services, Inc., 5.85%, 5/1/27	472,000	517,505

Total U.S. Government Agencies and Instrumentalities (Cost $14,001,867)		14,218,089

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.3%
Fannie Mae:
5.50%, 5/1/12	27,122	27,708
7.00%, 12/1/29	269,175	303,058
5.50%, 11/25/31	372,128	391,548
2.527%, 8/1/32 (r)	88,496	90,712
Freddie Mac:
4.00%, 10/15/16	318,538	325,696
5.00%, 5/1/18	131,978	140,742
5.00%, 11/15/28	410,079	421,030
0.61%, 11/15/32 (r)	274,696	273,403
0.66%, 10/15/34 (r)	245,881	244,559
0.51%, 7/15/35 (r)	942,525	940,190

Total U.S. Government Agency Mortgage-Backed Securities (Cost $3,087,704)		3,158,646

U.S. TREASURY - 1.5%
United States Treasury Notes, 2.625%, 11/15/20	450,000	424,336

Total U.S. Treasury (Cost $440,893)		424,336

TOTAL INVESTMENTS (Cost $27,240,537) - 98.6%		27,538,446
Other assets and liabilities, net - 1.4%		386,556
NET ASSETS - 100%		$27,925,002

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	4	3/11	$481,750	($15,380)
30 Year U.S. Treasury Bonds	18	3/11	2,198,250	(82,707)
Total Purchased				($98,087)

Sold:
2 Year U.S. Treasury Notes	69	3/11	$15,104,531	($1,947)
5 Year U.S. Treasury Notes	13	3/11	1,530,344	24,772
Total Sold				$22,825

(b) This security was valued by the Board of Trustees. See Note A.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

FDIC GUARANTEED CORPORATE BONDS - 10.1%	PRINCIPAL AMOUNT	VALUE
Ally Financial, Inc.:
1.75%, 10/30/12	$30,000	$30,491
0.304%, 12/19/12 (r)	40,000	40,008
Bank of America Corp., 0.588%, 4/30/12 (r)	30,000	30,130
BankBoston Capital Trust III, 1.052%, 6/15/27 (r)	50,000	34,320
Citibank, 0.289%, 7/12/11 (r)	25,000	24,986
Citigroup Funding, Inc., 0.618%, 4/30/12 (r)	30,000	30,150
General Electric Capital Corp., 0.603%, 6/8/12 (r)	20,000	20,134
Goldman Sachs Group, Inc.:
0.536%, 11/9/11 (r)	30,000	30,073
0.502%, 3/15/12 (r)	80,000	80,190
JPMorgan Chase & Co.:
0.42%, 4/1/11 (r)	15,000	15,008
0.532%, 6/15/12 (r)	30,000	30,103
0.553%, 12/26/12 (r)	50,000	50,240
MetLife, Inc., 0.623%, 6/29/12 (r)	50,000	50,202
Morgan Stanley, 0.566%, 2/10/12 (r)	30,000	30,096
PNC Funding Corp., 0.49%, 4/1/12 (r)	30,000	30,089
State Street Bank and Trust Co., 0.502%, 9/15/11 (r)	35,000	35,057
Wells Fargo & Co., 0.522%, 6/15/12 (r)	30,000	30,074

Total FDIC Guaranteed Corporate Bonds (Cost $577,459)		591,351

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.5%
JP Morgan Mortgage Trust, 5.289%, 7/25/35 (r)	10,974	10,746
Merrill Lynch Mortgage Investors, Inc., 2.70%, 12/25/35 (r)	20,872	20,841

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $30,873)		31,587

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Citigroup Commercial Mortgage Trust, 4.38%, 10/15/41	120,297	120,804

Total Commercial Mortgage-Backed Securities (Cost $121,848)		120,804

CORPORATE BONDS - 7.4%
American Express Travel Related Services Co., Inc., 5.25%, 11/21/11 (e)	15,000	15,467
APL Ltd., 8.00%, 1/15/24 (b)	25,000	20,000
Comcast Corp., 6.55%, 7/1/39	50,000	54,069
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	40,000	38,300
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	30,000	29,010
Dun & Bradstreet Corp., 2.875%, 11/15/15	50,000	48,965
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	35,000	29,245
Ohana Military Communities LLC, 5.462%, 10/1/26 (e)	15,000	15,131
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	40,000	39,500
Systems 2001 AT LLC, 6.664%, 9/15/13 (e)	52,740	57,861
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	70,000	16,013
2/15/45 (b)(e)	223,524	33,524
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	40,000	34,600

Total Corporate Bonds (Cost $395,926)		431,685

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 46.9%
AgFirst FCB, 6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	50,000	38,250
COP I LLC, 3.613%, 12/5/21	93,510	97,246
Fannie Mae:
1.75%, 3/23/11	100,000	100,339
1.25%, 8/20/13	500,000	502,802
Fannie Mae Discount Notes, 1/4/11	800,000	799,989
Federal Home Loan Bank, 5.00%, 11/17/17	60,000	68,026
Freddie Mac, 1.125%, 7/27/12	300,000	302,456
New Valley Generation I, 7.299%, 3/15/19	70,179	81,902
New Valley Generation II, 5.572%, 5/1/20	35,982	37,995
New Valley Generation V, 4.929%, 1/15/21	49,302	54,600
Overseas Private Investment Corp., 0.28%, 8/15/17 (b)(r)	200,000	200,000
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	94,844	96,066
3.547%, 4/10/22	48,157	48,674
Private Export Funding Corp.:
4.90%, 12/15/11	30,000	31,174
3.05%, 10/15/14	70,000	73,222
4.55%, 5/15/15	30,000	32,925
Tennessee Valley Authority, 4.375%, 6/15/15	100,000	109,679
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	40,000	26,400
Vessel Management Services, Inc., 5.85%, 5/1/27	46,000	50,435

Total U.S. Government Agencies and Instrumentalities (Cost $2,701,246)		2,752,180

U.S. TREASURY - 19.5%
United States Treasury Bills, 3/24/11	600,000	599,819
United States Treasury Bonds:
3.875%, 8/15/40	55,000	50,643
4.25%, 11/15/40	205,000	201,605
United States Treasury Notes:
1.375%, 11/30/15	45,000	43,713
2.625%, 11/15/20	265,000	249,887

Total U.S. Treasury (Cost $1,146,464)		1,145,667

TOTAL INVESTMENTS (Cost $4,973,816) - 86.5%		5,073,274
Other assets and liabilities, net - 13.5%		788,411
NET ASSETS - 100%		$5,861,685

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	1	3/11	$120,438	$686

Sold:
2 Year U.S. Treasury Notes	14	3/11	$3,064,688	(5)
5 Year U.S. Treasury Notes	2	3/11	235,437	3,811
Total Sold				$3,806

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
FCB: Farm Credit Bank
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

ASSET-BACKED SECURITIES - 2.0%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
2.26%, 5/15/12	$250,197	$250,784
0.316%, 12/6/13 (r)	989,663	988,746
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	344,208	344,645
CNH Equipment Trust, 2.97%, 3/15/13	348,404	349,914
Fifth Third Auto Trust, 4.81%, 1/15/13	846,455	859,830

Total Asset-Backed Securities (Cost $2,793,245)		2,793,919

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.9%
American Home Mortgage Assets, 1.302%, 9/25/46 (r)	113,390	65,220
Countrywide Home Loan Mortgage Pass Through Trust, 0.601%, 6/25/35 (e)(r)	122,739	87,632
CS First Boston Mortgage Securities Corp., 5.25%, 12/25/35	119,646	118,501
Impac CMB Trust, 0.801%, 5/25/35 (r)	136,753	102,472
JP Morgan Mortgage Trust, 5.289%, 7/25/35 (r)	109,744	107,462
Structured Asset Securities Corp., 5.50%, 6/25/35	1,000,000	748,494

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $842,775)		1,229,781

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Banc of America Commercial Mortgage, Inc., 4.161%, 12/10/42	316,129	316,017
GMAC Commercial Mortgage Securities, Inc., 6.278%, 11/15/39	969,635	993,527
JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, 10/12/35	2,255,924	2,267,452
Morgan Stanley Dean Witter Capital I, 5.98%, 1/15/39	192,049	200,743
Prudential Mortgage Capital Funding LLC, 6.605%, 5/10/34	920,933	928,522
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	200,000	203,562

Total Commercial Mortgage-Backed Securities (Cost $4,965,002)		4,909,823

CORPORATE BONDS - 61.3%
Alcoa, Inc., 6.15%, 8/15/20	1,000,000	1,024,902
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	4,817	-
American Express Bank FSB, 0.412%, 6/12/12 (r)	1,000,000	992,773
American Tower Corp., 4.50%, 1/15/18	1,000,000	987,813
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,300,000	1,291,246
ANZ National International Ltd., 1.304%, 12/20/13 (e)(r)	1,000,000	1,000,000
APL Ltd., 8.00%, 1/15/24 (b)	1,230,000	984,000
Arrow Electronics, Inc.:
6.875%, 6/1/18	500,000	552,290
5.125%, 3/1/21	500,000	474,111
Asciano Finance Ltd., 4.625%, 9/23/20 (e)	1,930,000	1,786,604
Asian Development Bank, 6.22%, 8/15/27	30,000	34,824
Atlantic Marine Corp. Communities LLC:
5.343%, 12/1/50 (b)(e)	625,000	548,069
6.158%, 12/1/51 (b)(e)	60,000	58,642
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	30,000	-
Bank of America Corp., 5.875%, 1/5/21	1,000,000	1,032,604
BankAmerica Capital III, 0.859%, 1/15/27 (r)	975,000	653,314
Barclays Bank plc, 2.50%, 9/21/15 (e)	500,000	488,555
Bemis Co., Inc., 6.80%, 8/1/19	500,000	573,096
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,985,000	2,054,475
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	1,000,000	678,750
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	1,250,000	1,259,822
Cargill, Inc., 1.539%, 1/21/11 (e)(r)	70,000	70,028
Cellco Partnership, 2.884%, 5/20/11 (r)	500,000	504,839
Chase Capital II, 0.787%, 2/1/27 (r)	500,000	390,685
Chase Capital VI, 0.912%, 8/1/28 (r)	500,000	390,151
Citigroup Funding, Inc., 0.339%, 7/12/12 (r)	500,000	500,408
Citigroup, Inc., 2.286%, 8/13/13 (r)	1,000,000	1,017,264
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	2,000,000	1,946,223
Comcast Corp.:
5.90%, 3/15/16	1,000,000	1,118,598
6.55%, 7/1/39	750,000	811,034
Corn Products International, Inc., 6.625%, 4/15/37	1,000,000	1,040,921
Credit Suisse USA, Inc., 0.484%, 8/16/11 (r)	500,000	499,526
Crown Castle Towers LLC:
4.174%, 8/15/17 (e)	1,000,000	967,500
4.883%, 8/15/40 (e)	1,000,000	957,500
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	500,000	483,504
CVS Pass-Through Trust:
5.88%, 1/10/28	342,606	338,620
7.507%, 1/10/32 (e)	984,262	1,118,358
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	1,000,000	892,500
Discover Bank:
8.70%, 11/18/19	500,000	587,717
7.00%, 4/15/20	500,000	537,067
Dominion Resources, Inc., 6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	500,000	490,000
Dow Chemical Co.:
5.90%, 2/15/15	1,000,000	1,105,656
4.25%, 11/15/20	500,000	479,058
Enterprise Products Operating LLC:
7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	1,000,000	986,919
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	840,000	871,500
EXCO Resources, Inc., 7.50%, 9/15/18	1,000,000	977,500
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,044,646
Fleet Capital Trust V, 1.304%, 12/18/28 (r)	1,000,000	700,319
Ford Motor Credit Co. LLC:
3.039%, 1/13/12 (r)	1,200,000	1,210,560
8.00%, 12/15/16	500,000	557,500
Fort Knox Military Housing, 5.915%, 2/15/52 (b)(e)	130,000	116,905
General Electric Capital Corp., 0.49%, 1/8/16 (r)	1,000,000	941,714
Gerdau Trade, Inc., 5.75%, 1/30/21 (e)	500,000	498,571
Glitnir Banki HF:
3.046%, 4/20/10 (e)(r)(y)*	75,000	22,312
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	150,000	1,500
Goldman Sachs Group, Inc., 0.753%, 3/22/16 (r)	1,000,000	939,870
Greif, Inc., 6.75%, 2/1/17	500,000	522,500
Huntington BancShares, Inc., 7.00%, 12/15/20	500,000	526,421
Hyundai Motor Manufacturing, 4.50%, 4/15/15 (e)	1,000,000	1,026,114
International Lease Finance Corp., 7.125%, 9/1/18 (e)	1,250,000	1,331,250
Irwin Land LLC:
5.03%, 12/15/25 (e)	758,000	736,571
5.30%, 12/15/35 (e)	100,000	86,801
5.40%, 12/15/47 (e)	125,000	98,701
JPMorgan Chase & Co., 0.553%, 12/26/12 (r)	500,000	502,395
JPMorgan Chase Capital XXIII, 1.286%, 5/15/77 (r)	1,500,000	1,156,708
Kerr-McGee Corp., 7.875%, 9/15/31	975,000	1,084,161
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	1,000,000	990,000
Koninklijke Philips Electronics NV, 1.452%, 3/11/11 (r)	300,000	300,459
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (b)(e)	1,600,000	1,472,000
Leucadia National Corp., 8.125%, 9/15/15	500,000	544,985
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	94,801
Lloyds TSB Bank plc, 6.50%, 9/14/20 (e)	1,000,000	918,495
Masco Corp., 7.125%, 3/15/20	1,250,000	1,307,053
Massachusetts Institute of Technology, 7.25%, 11/2/96	25,000	30,920
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	2,075,000	1,733,787
MetLife Institutional Funding II, 0.703%, 3/27/12 (e)(r)	1,000,000	1,000,000
MetLife, Inc., 0.623%, 6/29/12 (r)	300,000	301,213
Metropolitan Life Global Funding I, 2.289%, 4/14/11 (e)(r)	190,000	190,349
Morgan Stanley:
0.739%, 10/18/16 (r)	1,000,000	915,128
6.25%, 8/28/17	500,000	540,600
5.50%, 1/26/20	500,000	505,059
Motors Liquidation Co.:
8.25%, 7/15/23 (ii)*	200,000	68,000
7.40%, 9/1/25 (ii)*	200,000	67,000
8.375%, 7/15/33 (ii)*	500,000	179,375
National Fuel Gas Co., 6.50%, 4/15/18	100,000	109,194
NationsBank Cap Trust III, 0.839%, 1/15/27 (r)	65,000	44,074
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	390,000	398,428
6.59%, 7/7/38	30,000	31,237
Offshore Group Investments Ltd., 11.50%, 8/1/15 (e)	500,000	535,254
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	70,000	69,852
6.193%, 4/1/49 (b)(e)	195,000	188,573
5.88%, 10/1/51 (b)(e)	1,500,000	1,292,130
6.00%, 10/1/51 (b)(e)	1,000,000	945,400
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	1,000,000	987,500
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	150,000	129,750
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	40,000	29,524
Pioneer Natural Resources Co.:
5.875%, 7/15/16	700,000	719,411
7.20%, 1/15/28	600,000	623,770
Potlatch Corp., 7.50%, 11/1/19	500,000	518,750
PPG Industries, Inc., 5.50%, 11/15/40	1,000,000	977,931
PPL Montana LLC, 8.903%, 7/2/20	18,219	20,850
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	500,000	556,288
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	22,979
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (e)	1,500,000	1,441,609
Royal Bank of Scotland Group plc, 4.875%, 3/16/15	1,000,000	1,016,832
Ryder System, Inc., 3.60%, 3/1/16	1,000,000	993,481
Senior Housing Properties Trust, 6.75%, 4/15/20	1,000,000	1,060,000
Simon Property Group LP, 10.35%, 4/1/19	320,000	434,222
Skyway Concession Co. LLC, 0.583%, 6/30/17 (e)(r)	100,000	90,666
Sunoco, Inc., 6.75%, 4/1/11	143,000	144,954
SunTrust Bank, 0.574%, 8/24/15 (r)	975,000	898,418
SunTrust Capital I, 0.956%, 5/15/27 (r)	1,000,000	719,077
Svenska Handelsbanken AB, 1.302%, 9/14/12 (e)(r)	500,000	501,670
Systems 2001 AT LLC, 6.664%, 9/15/13 (e)	752,913	826,021
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (e)	135,000	28,251
2/15/31 (e)	196,000	31,178
2/15/43 (b)(e)	5,950,000	1,361,122
2/15/45 (b)(e)	7,785,858	1,167,723
University of Notre Dame, 4.90%, 3/1/41	1,000,000	925,900
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	2,000,000	2,030,887
Valmont Industries, Inc., 6.625%, 4/20/20	1,000,000	1,043,398
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	1,700,000	1,470,500
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	976,077	849,394
Xstrata Canada Corp., 8.375%, 2/15/11	500,000	503,915
Yara International ASA, 7.875%, 6/11/19 (e)	950,000	1,119,750

Total Corporate Bonds (Cost $82,349,110)		86,683,572

MUNICIPAL OBLIGATIONS - 4.1%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	32,861
Connecticut Tax Obligation Revenue Bonds, 5.459%, 11/1/30 (b)	1,000,000	980,880
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24 (b)	25,000	10,405
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	92,284
Fairfield California PO Revenue Bonds:
5.22%, 6/1/20	15,000	13,361
5.34%, 6/1/25	15,000	12,474
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	25,521
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.48%, 1/1/21	10,000	10,079
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	70,000	68,226
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon, 12/1/21	180,000	90,596
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	65,071
La Mesa California COPs, 6.32%, 8/1/26	30,000	30,892
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	50,000	49,851
Leland Stanford Jr. University California Revenue Bonds, 6.875%, 2/1/24	100,000	120,631
Linden New Jersey GO Bonds, 5.63%, 4/1/21	60,000	56,911
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	14,749
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	50,000	46,027
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	80,000	86,306
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27 (b)	50,000	37,696
New York City IDA Revenue Bonds, 6.027%, 1/1/46	30,000	23,039
New York State Urban Development Corp. Revenue Bonds, 5.838%, 3/15/40	2,000,000	2,042,600
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	61,408
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	30,000	26,942
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	83,971
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	100,000	66,895
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16	25,000	19,699
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	12,307
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/27	250,000	68,275
8/1/28	175,000	43,824
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	40,000	40,516
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	13,893
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	40,000	37,513
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	43,417
Texas State Transportation Commission Revenue Bonds, 5.178%, 4/1/30	1,000,000	998,470
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	40,000	41,629
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds, 5.25%, 12/1/21	50,000	43,987
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50 (b)	15,000	13,718
5.442%, 7/1/50	10,000	8,819
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27	100,000	101,857
6.734%, 9/1/47	100,000	102,533
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	13,862
West Covina California Public Financing Authority Lease Revenue Bonds, 6.05%, 6/1/26	40,000	35,108

Total Municipal Obligations (Cost $5,827,340)		5,789,103

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 12.8%
AgFirst FCB, 8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	300,000	309,000
Federal Home Loan Bank, 5.00%, 11/17/17	400,000	453,509
Federal Home Loan Bank Discount Notes, 1/3/11	14,000,000	13,999,999
Freddie Mac, 5.25%, 4/18/16	700,000	797,224
New Valley Generation V, 4.929%, 1/15/21	35,216	39,000
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	474,220	480,328
3.547%, 4/10/22	577,886	584,093
Sterling Equipment, Inc., 6.125%, 9/28/19	589,605	649,409
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	400,000	264,000
Vessel Management Services, Inc., 5.85%, 5/1/27	472,000	517,506

Total U.S. Government Agencies and Instrumentalities (Cost $17,845,469)		18,094,068

U.S. TREASURY - 12.3%
United States Treasury Bonds:
3.875%, 8/15/40	1,275,000	1,173,996
4.25%, 11/15/40	6,575,000	6,466,102
United States Treasury Notes:
1.375%, 11/30/15	1,275,000	1,238,543
2.625%, 11/15/20	8,980,000	8,467,859

Total U.S. Treasury (Cost $17,296,634)		17,346,500

SOVEREIGN GOVERNMENT BONDS - 0.2%
Province of Ontario Canada, 0.734%, 5/22/12 (r)	300,000	300,201

Total Sovereign Government Bonds (Cost $300,000)		300,201

EQUITY SECURITIES - 0.8%	SHARES
CNO Financial Group, Inc.*	1,712	11,607
First Republic Preferred Capital Corp., Preferred (e)	500	514,000
Woodbourne Capital, Trust I, Preferred (b)(e)	1,000,000	700,000

Total Equity Securities (Cost $855,993)		1,225,607

TOTAL INVESTMENTS (Cost $133,075,568) - 97.9%		138,372,574
Other assets and liabilities, net - 2.1%		2,957,483
NET ASSETS - 100%		$141,330,057

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	24	3/11	$2,890,500	$15,724
30 Year U.S. Treasury Bonds	68	3/11	8,304,500	(65,762)
Total Purchased				($50,038)

Sold:
2 Year U.S. Treasury Notes	372	3/11	$81,433,125	$36,149
5 Year U.S. Treasury Notes	101	3/11	11,889,594	192,459
Total Sold				$228,608

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

ASSET-BACKED SECURITIES - 3.8%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.91%, 10/15/21 (e)(r)	$41,577	$40,918
AmeriCredit Automobile Receivables Trust:
2.26%, 5/15/12	6,254,926	6,269,586
5.64%, 9/6/13	5,962,982	6,069,173
0.316%, 12/6/13 (r)	6,825,264	6,818,938
5.53%, 1/6/14	4,412,652	4,468,621
1.18%, 2/6/14	2,500,000	2,495,067
Atherton Franchisee Loan Funding LLC, 7.08%, 5/15/20 (e)	189,106	188,856
Bear Stearns Asset Backed Securities Trust, 0.481%, 12/25/35 (b)(r)	8,796,673	8,606,779
Capital Auto Receivables Asset Trust:
5.07%, 12/15/11	826,038	828,241
5.01%, 4/16/12	3,563,662	3,597,288
5.31%, 6/15/12	5,000,000	5,093,021
Captec Franchise Trust, 8.155%, 6/15/13 (e)	862,132	864,761
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	9,923,036	9,935,634
CIT Equipment Collateral, 6.59%, 12/22/14	7,885,493	8,084,678
CNH Equipment Trust, 2.97%, 3/15/13	2,837,754	2,850,049
Countrywide Asset-Backed Certificates, 0.711%, 11/25/34 (r)	107,842	93,999
CPS Auto Trust:
6.48%, 7/15/13 (e)	25,017,862	25,962,281
5.60%, 1/15/14 (e)	4,975,300	5,107,619
Daimler Chrysler Auto Trust, 4.98%, 11/8/11	295,133	295,336
Enterprise Mortgage Acceptance Co. LLC, 7.544%, 1/15/27 (e)(r)	6,944,910	4,097,497
Fifth Third Auto Trust, 4.81%, 1/15/13	19,045,242	19,346,170
FMAC Loan Receivables Trust:
1.35%, 11/15/18 (e)(r)(u)	2,396,072	29,951
0.266%, 4/15/19 (e)(r)	9,312,875	291,027
Ford Credit Auto Owner Trust:
5.15%, 11/15/11	217,375	220,287
4.28%, 5/15/12	1,636,703	1,643,223
World Omni Automobile Lease Securitization Trust, 1.02%, 1/16/12	3,515,736	3,519,682

Total Asset-Backed Securities (Cost $126,583,128)		126,818,682

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.7%
American Home Mortgage Assets, 0.451%, 10/25/46 (r)	6,386,848	3,480,174
Banc of America Mortgage Securities, Inc., 6.25%, 10/25/36	1,949,883	325,587
Chase Mortgage Finance Corp.:
2.951%, 12/25/35 (r)	446,313	427,801
2.892%, 2/25/37 (r)	1,088,660	1,052,500
3.069%, 2/25/37 (r)	3,601,253	3,235,541
3.12%, 2/25/37 (r)	551,808	524,536
CS First Boston Mortgage Securities Corp.:
2.786%, 12/25/33 (r)	2,320,681	633,010
5.25%, 12/25/35	2,006,071	1,986,866
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	3,806,717	3,843,067
Impac CMB Trust:
0.893%, 9/25/34 (r)	70,086	54,087
1.001%, 11/25/34 (r)	48,343	43,332
0.781%, 4/25/35 (r)	636,881	509,050
0.881%, 4/25/35 (r)	218,110	117,285
0.801%, 5/25/35 (r)	1,979,323	1,483,152
0.581%, 8/25/35 (r)	470,646	361,779
JP Morgan Mortgage Trust:
3.102%, 7/25/35 (r)	406,093	377,499
5.289%, 7/25/35 (r)	6,548,642	6,412,474
Merrill Lynch Mortgage Investors, Inc.:
2.773%, 2/25/35 (r)	1,363,699	1,306,386
2.70%, 12/25/35 (r)	6,799,605	6,789,318
Residential Accredit Loans, Inc., 0.226%, 5/25/19 (r)	48,901,091	221,258
Structured Asset Mortgage Investments, Inc.:
0.451%, 9/25/36 (r)	3,876,979	2,133,249
0.441%, 7/25/46 (r)	1,046,608	620,164
WaMu Mortgage Pass Through Certificates:
2.721%, 10/25/35 (r)	18,000,000	15,154,843
4.221%, 1/25/36 (r)	1,338,734	1,289,253
1.728%, 4/25/44 (r)	11,145	8,903
Wells Fargo Mortgage Backed Securities Trust:
5.067%, 9/25/35 (b)(r)	4,473,529	4,261,721
0.193%, 10/25/36	44,472,587	124,901

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $55,679,022)		56,777,736

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.4%
Banc of America Commercial Mortgage, Inc.:
6.186%, 6/11/35	24,352,122	25,172,058
6.503%, 4/15/36	2,784,544	2,798,244
4.161%, 12/10/42	821,934	821,645
5.118%, 7/11/43	3,366,400	3,465,137
Bank of America-First Union NB Commercial Mortgage:
5.464%, 4/11/37	31,101,738	31,498,907
5.761%, 4/11/37	2,475,000	2,416,798
Bear Stearns Commercial Mortgage Securities, 5.61%, 11/15/33	14,613,030	14,915,520
Commercial Mortgage Pass Through Certificates, 5.234%, 7/10/37 (r)	10,956,000	11,287,638
Credit Suisse First Boston Mortgage Securities Corp.:
5.435%, 9/15/34	4,920,011	5,003,995
6.387%, 8/15/36	5,440,865	5,597,072
6.133%, 4/15/37	1,943,000	2,023,598
First Union National Bank Commercial Mortgage:
6.141%, 2/12/34	16,070,006	16,680,023
6.663%, 1/12/43	1,951,645	1,950,806
GE Capital Commercial Mortgage Corp., 6.531%, 5/15/33	2,714,135	2,714,135
GMAC Commercial Mortgage Securities, Inc.:
6.70%, 4/15/34	4,841,207	4,884,875
6.278%, 11/15/39	33,512,536	34,338,285
Greenwich Capital Commercial Funding Corp., 4.883%, 6/10/36	21,364,859	21,622,733
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	23,648,000	24,603,143
6.429%, 4/15/35	16,502,869	16,742,656
5.857%, 10/12/35	33,684,559	33,856,687
6.465%, 11/15/35	5,299,114	5,418,715
6.791%, 11/15/35 (e)(r)	2,500,000	2,614,655
LB-UBS Commercial Mortgage Trust, 4.51%, 12/15/29	14,700,000	14,954,310
Morgan Stanley Capital I, 5.007%, 1/14/42	960,147	983,431
Morgan Stanley Dean Witter Capital I:
6.55%, 7/15/33	7,480,000	7,591,302
5.98%, 1/15/39	9,125,191	9,538,289
Prudential Mortgage Capital Funding LLC, 6.605%, 5/10/34	6,308,392	6,360,373
Salomon Brothers Mortgage Securities VII, Inc., 6.499%, 11/13/36	4,714,270	4,832,833

Total Commercial Mortgage-Backed Securities (Cost $316,712,286)		314,687,863

CORPORATE BONDS - 62.6%
Achmea Hypotheekbank NV:
0.636%, 11/3/14 (e)(r)	4,665,000	4,664,934
3.20%, 11/3/14 (e)	7,000,000	7,219,446
Affiliated Computer Services, Inc., 5.20%, 6/1/15	3,000,000	3,182,608
Agilent Technologies, Inc., 2.50%, 7/15/13	4,000,000	4,028,999
Alcoa, Inc., 6.15%, 8/15/20	5,500,000	5,636,963
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	385,345	-
15.36%, 12/1/10 (b)(r)(x)*	259,801	-
Ally Financial, Inc.:
6.00%, 4/1/11	3,498,000	3,498,000
6.00%, 12/15/11	4,008,000	4,108,200
1.75%, 10/30/12	3,970,000	4,035,024
0.304%, 12/19/12 (r)	3,360,000	3,360,671
American Express Bank FSB:
0.391%, 5/29/12 (r)	6,000,000	5,955,259
0.412%, 6/12/12 (r)	18,515,000	18,381,197
American Express Centurion Bank, 0.412%, 6/12/12 (r)	2,022,000	2,011,760
American Express Travel, 0.458%, 6/1/11 (b)	3,500,000	3,487,645
American Honda Finance Corp., 1.054%, 6/20/11 (e)(r)	11,900,000	11,932,890
American Tower Corp., 4.50%, 1/15/18	2,420,000	2,390,508
Amphenol Corp., 4.75%, 11/15/14	6,450,000	6,868,247
Anadarko Finance Co., 7.50%, 5/1/31	2,000,000	2,198,784
Anadarko Petroleum Corp.:
5.75%, 6/15/14	16,443,000	17,576,355
5.95%, 9/15/16	11,500,000	12,305,083
6.375%, 9/15/17	2,000,000	2,173,550
Analog Devices, Inc., 5.00%, 7/1/14	5,000,000	5,359,848
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	3,000,000	3,095,166
1.019%, 3/26/13 (r)	4,000,000	4,034,758
ANZ National International Ltd.:
2.375%, 12/21/12 (e)	2,500,000	2,534,864
6.20%, 7/19/13 (e)	10,000,000	10,999,335
1.304%, 12/20/13 (e)(r)	13,000,000	13,000,005
3.125%, 8/10/15 (e)	6,800,000	6,726,757
APL Ltd., 8.00%, 1/15/24 (b)	3,915,000	3,132,000
ArcelorMittal, 6.50%, 4/15/14	8,125,000	8,845,913
Arrow Electronics, Inc.:
3.375%, 11/1/15	4,000,000	3,867,417
6.875%, 6/1/18	7,954,000	8,785,826
Asciano Finance Ltd.:
3.125%, 9/23/15 (e)	7,225,000	7,074,193
4.625%, 9/23/20 (e)	2,000,000	1,851,403
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	350,000	-
Australia & New Zealand Banking Group Ltd., 0.589%, 10/21/11 (e)(r)	4,450,000	4,456,426
BAC Capital Trust XV, 1.096%, 6/1/56 (r)	27,340,000	16,984,035
Bank of America Corp.:
0.588%, 4/30/12 (r)	18,470,000	18,550,178
5.875%, 1/5/21	2,000,000	2,065,209
Bank of Nova Scotia:
0.49%, 1/6/12 (r)	4,500,000	4,500,000
0.553%, 3/5/12 (r)	19,140,000	19,140,000
0.589%, 10/18/12 (r)	8,500,000	8,500,000
1.65%, 10/29/15 (e)	15,160,000	14,568,808
BankAmerica Capital III, 0.859%, 1/15/27 (r)	2,500,000	1,675,163
BankBoston Capital Trust III, 1.052%, 6/15/27 (r)	1,450,000	995,273
Barclays Bank plc, 2.50%, 9/21/15 (e)	8,450,000	8,256,578
Beckman Coulter, Inc., 6.00%, 6/1/15	4,000,000	4,380,993
Belvoir Land LLC, 5.35%, 12/15/25 (e)	2,000,000	1,717,820
Bemis Co., Inc., 5.65%, 8/1/14	2,000,000	2,178,968
Berkshire Hathaway Finance Corp.:
0.414%, 1/13/12 (r)	1,250,000	1,250,061
2.45%, 12/15/15	2,000,000	1,991,721
Berkshire Hathaway, Inc., 0.716%, 2/11/13 (r)	15,000,000	15,072,888
BG Energy Capital plc, 2.50%, 12/9/15 (e)	2,000,000	1,964,049
Blue Acquisition Sub, Inc., 9.875%, 10/15/18 (e)	1,500,000	1,586,250
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	8,869,000	9,179,415
Bunge Ltd. Finance Corp., 5.35%, 4/15/14	5,000,000	5,238,087
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	300,000	203,625
C5 Capital SPV Ltd., 6.196% to 12/31/11, floating rate thereafter to 12/31/49 (e)(r)	3,500,000	2,375,625
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	19,110,000	12,970,912
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	11,100,000	11,187,217
Capital One Financial Corp.:
4.80%, 2/21/12	2,000,000	2,070,280
6.15%, 9/1/16	3,800,000	4,107,886
CareFusion Corp.:
4.125%, 8/1/12	2,000,000	2,081,550
5.125%, 8/1/14	2,000,000	2,154,199
Cargill, Inc., 1.539%, 1/21/11 (e)(r)	10,000,000	10,004,000
Caterpillar Financial Services Corp., 0.552%, 12/16/11 (r)	10,000,000	10,023,200
Celgene Corp., 2.45%, 10/15/15	5,000,000	4,858,851
Cellco Partnership, 2.884%, 5/20/11 (r)	15,000,000	15,145,165
Charter One Bank:
5.50%, 4/26/11	16,500,000	16,725,981
6.375%, 5/15/12	5,000,000	5,260,897
Chase Capital II, 0.787%, 2/1/27 (r)	3,282,000	2,564,453
Chase Capital VI, 0.912%, 8/1/28 (r)	1,500,000	1,170,454
Chesapeake Energy Corp., 6.50%, 8/15/17	9,500,000	9,547,500
Chevron Phillips Chemical Co. LLC, 7.00%, 3/15/11	11,500,000	11,642,918
Church & Dwight Co., Inc., 3.35%, 12/15/15	2,000,000	2,005,458
Citibank:
0.289%, 7/12/11 (r)	4,875,000	4,872,191
0.316%, 5/7/12 (r)	5,550,000	5,552,914
Citigroup Funding, Inc.:
0.618%, 4/30/12 (r)	15,000,000	15,075,000
0.339%, 7/12/12 (r)	8,500,000	8,506,936
Citigroup, Inc.:
2.286%, 8/13/13 (r)	26,000,000	26,448,860
0.428%, 3/7/14 (r)	13,750,000	13,102,498
5.50%, 10/15/14	3,000,000	3,232,515
4.587%, 12/15/15	4,000,000	4,162,670
Columbia University, 6.83%, 12/15/20	322,581	359,165
Comcast Corp., 5.90%, 3/15/16	4,951,000	5,538,180
Comerica, Inc., 3.00%, 9/16/15	1,420,000	1,406,475
Commonwealth Bank of Australia, 0.586%, 11/4/11 (e)(r)	7,000,000	6,996,953
CommonWealth REIT, 0.902%, 3/16/11 (r)	10,548,000	10,541,421
Con-way, Inc., 7.25%, 1/15/18	4,650,000	4,991,035
Cooper US, Inc., 2.375%, 1/15/16	2,000,000	1,970,548
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	12,000,000	11,603,999
Corn Products International, Inc., 3.20%, 11/1/15	5,000,000	5,028,722
Credit Suisse USA, Inc., 0.484%, 8/16/11 (r)	5,850,000	5,844,451
Crown Castle Towers LLC:
4.174%, 8/15/17 (e)	3,000,000	2,902,500
4.523%, 1/15/35 (e)	4,250,000	4,405,720
3.214%, 8/15/35 (e)	3,000,000	2,951,250
5.495%, 1/15/37 (e)	4,000,000	4,170,000
4.883%, 8/15/40 (e)	2,960,000	2,834,200
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	14,686,000	14,201,481
CVS Pass-Through Trust:
5.298%, 1/11/27 (e)	1,024,369	1,005,787
7.507%, 1/10/32 (e)	2,165,376	2,460,387
Deutsche Bank Capital Trust, 4.263%, 12/29/49 (b)(r)	2,600,000	2,184,000
Discover Bank, 8.70%, 11/18/19	1,450,000	1,704,379
Discover Financial Services, 6.45%, 6/12/17	1,375,000	1,437,591
DISH DBS Corp., 6.375%, 10/1/11	2,450,000	2,520,437
DnB NOR Boligkreditt AS, 2.10%, 10/14/15 (e)	15,000,000	14,468,567
Dominion Resources, Inc.:
8.875%, 1/15/19	2,500,000	3,260,176
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	4,000,000	3,920,000
Dow Chemical Co.:
2.536%, 8/8/11 (r)	9,500,000	9,574,051
5.90%, 2/15/15	3,000,000	3,316,967
2.50%, 2/15/16	8,000,000	7,668,667
Dunkin Brands, Inc., 5.75%, 11/23/17 (r)	2,000,000	2,030,000
EI du Pont de Nemours & Co., 0.003%, 12/27/39 (r)	1,600,000	1,584,856
Enterprise Products Operating LLC:
7.50%, 2/1/11	8,984,000	9,027,896
7.625%, 2/15/12	12,000,000	12,814,807
7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	8,607,000	8,494,411
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	12,655,000	13,129,562
Equity One, Inc., 6.25%, 12/15/14	5,500,000	5,787,449
EXCO Resources, Inc., 7.50%, 9/15/18	2,000,000	1,955,000
Express Scripts, Inc., 5.25%, 6/15/12	5,000,000	5,284,576
FBG Finance Ltd., 5.125%, 6/15/15 (e)	6,150,000	6,623,659
First Data Corp., 9.875%, 9/24/15	6,200,000	5,921,000
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,500,000	1,566,969
Fleet Capital Trust V, 1.304%, 12/18/28 (r)	3,200,000	2,241,021
Ford Motor Credit Co. LLC:
5.552%, 6/15/11 (r)	12,900,000	13,091,632
9.875%, 8/10/11	3,000,000	3,123,750
3.039%, 1/13/12 (r)	24,050,000	24,261,640
7.80%, 6/1/12	2,000,000	2,115,000
8.00%, 12/15/16	1,500,000	1,672,500
Fortune Brands, Inc.:
5.125%, 1/15/11	5,250,000	5,255,974
3.00%, 6/1/12	2,100,000	2,129,209
Foster's Finance Corp.:
6.875%, 6/15/11 (e)	10,000,000	10,216,693
4.875%, 10/1/14 (e)	8,880,000	9,387,243
Four Fishers LLC VRDN, 0.51%, 4/1/24 (r)	3,945,000	3,945,000
GameStop Corp., 8.00%, 10/1/12	5,689,000	5,802,780
General Electric Capital Corp.:
0.603%, 6/8/12 (r)	4,830,000	4,862,308
0.424%, 6/20/13 (b)(r)	22,000,000	21,401,820
2.25%, 11/9/15	5,000,000	4,812,398
0.49%, 1/8/16 (r)	6,000,000	5,650,284
0.556%, 8/7/18 (r)	3,317,000	2,946,115
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	10,440,000	3,210,300
3.046%, 4/20/10 (e)(r)(y)*	10,830,000	3,221,925
3.226%, 1/21/11 (e)(r)(y)*	1,000,000	297,500
6.33%, 7/28/11 (e)(y)*	180,000	53,550
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,000,000	811,610
Goldman Sachs Capital III, 1.066%, 9/29/49 (r)	8,000,000	5,722,303
Goldman Sachs Group, Inc.:
0.536%, 11/9/11 (r)	12,470,000	12,500,252
0.502%, 3/15/12 (r)	4,620,000	4,630,949
3.625%, 8/1/12	9,980,000	10,314,429
5.45%, 11/1/12	4,000,000	4,282,067
5.15%, 1/15/14	2,000,000	2,146,615
0.688%, 7/22/15 (r)	6,450,000	6,164,654
3.70%, 8/1/15	5,000,000	5,092,774
0.753%, 3/22/16 (r)	2,000,000	1,879,740
Great River Energy, 5.829%, 7/1/17 (e)	16,062,853	18,007,658
Greif, Inc., 6.75%, 2/1/17	300,000	313,500
Harris Corp., 4.40%, 12/15/20	1,940,000	1,938,811
HCP, Inc., 5.95%, 9/15/11	10,391,000	10,727,623
Healthcare Realty Trust, Inc., 8.125%, 5/1/11	3,341,000	3,417,406
Hewlett-Packard Co., 1.342%, 5/27/11 (r)	10,000,000	10,041,604
Hyundai Capital America, 3.75%, 4/6/16 (e)	1,000,000	982,368
Hyundai Motor Manufacturing, 4.50%, 4/15/15 (e)	3,200,000	3,283,565
ING Bank NV:
1.609%, 10/18/13 (e)(r)	18,500,000	18,499,871
2.00%, 10/18/13 (e)	2,000,000	1,983,037
International Lease Finance Corp.:
6.50%, 9/1/14 (e)	5,000,000	5,262,500
6.75%, 9/1/16 (e)	5,000,000	5,275,000
Irwin Land LLC:
4.51%, 12/15/15 (e)	1,030,000	1,020,225
5.03%, 12/15/25 (e)	900,000	874,557
Jefferies Group, Inc., 3.875%, 11/9/15	4,500,000	4,428,659
John Deere Capital Corp.:
0.989%, 1/18/11 (r)	10,000,000	10,003,430
1.052%, 6/10/11 (r)	4,700,000	4,714,845
JPMorgan Chase & Co.:
0.42%, 4/1/11 (r)	9,115,000	9,119,567
0.532%, 6/15/12 (r)	4,370,000	4,385,072
0.553%, 12/26/12 (r)	23,170,000	23,280,977
2.60%, 1/15/16	15,000,000	14,584,517
JPMorgan Chase Bank, 0.632%, 6/13/16 (r)	7,500,000	7,040,178
JPMorgan Chase Capital XXIII, 1.286%, 5/15/77 (r)	7,114,000	5,485,883
KeyBank, 5.80%, 7/1/14	7,500,000	8,044,192
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	3,000,000	2,970,000
Koninklijke Philips Electronics NV, 1.452%, 3/11/11 (r)	9,980,000	9,995,279
Laboratory Corp of America Holdings, 3.125%, 5/15/16	2,000,000	1,967,479
Lafarge SA:
6.15%, 7/15/11	7,523,000	7,714,624
5.50%, 7/9/15 (e)	16,000,000	16,423,634
Leucadia National Corp., 8.125%, 9/15/15	21,450,000	23,379,847
Life Technologies Corp., 3.50%, 1/15/16	5,000,000	4,972,533
Lincoln National Corp., 4.30%, 6/15/15	2,000,000	2,057,036
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.217%, 12/1/12 (e)	1,780,000	1,806,896
5.733%, 12/1/17 (e)	2,000,000	2,026,400
Lloyds TSB Bank plc, 6.50%, 9/14/20 (e)	1,400,000	1,285,893
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	3,000
Marsh & McLennan Co.'s, Inc., 6.25%, 3/15/12	4,250,000	4,462,465
Masco Corp.:
5.875%, 7/15/12	2,690,000	2,811,162
4.80%, 6/15/15	10,500,000	10,298,479
7.125%, 3/15/20	1,440,000	1,505,725
MBNA Capital, 1.087%, 2/1/27 (r)	12,000,000	8,409,076
Merrill Lynch & Co., Inc., 1.062%, 9/15/26 (r)	4,200,000	2,987,217
MetLife Institutional Funding II, 0.703%, 3/27/12 (e)(r)	13,000,000	12,999,996
MetLife, Inc.:
0.623%, 6/29/12 (r)	13,250,000	13,303,595
1.536%, 8/6/13 (r)	8,000,000	8,124,020
2.375%, 2/6/14	3,000,000	3,014,161
Metropolitan Life Global Funding I:
2.289%, 4/14/11 (e)(r)	12,280,000	12,302,571
0.689%, 7/13/11 (e)(r)	10,000,000	9,999,443
0.789%, 4/10/12 (e)(r)	2,500,000	2,499,995
Mirant Americas Generation LLC, 8.30%, 5/1/11	6,530,000	6,627,950
Morgan Stanley:
0.539%, 1/9/12 (r)	3,168,000	3,161,530
0.566%, 2/10/12 (r)	3,000,000	3,009,619
2.786%, 5/14/13 (r)	2,000,000	2,063,231
6.00%, 5/13/14	7,000,000	7,538,671
4.20%, 11/20/14	3,000,000	3,065,609
6.00%, 4/28/15	3,000,000	3,250,274
5.375%, 10/15/15	3,000,000	3,162,984
3.45%, 11/2/15	2,000,000	1,959,873
0.739%, 10/18/16 (r)	1,000,000	915,128
6.25%, 8/28/17	22,200,000	24,002,634
5.50%, 1/26/20	3,500,000	3,535,412
Motors Liquidation Co., 7.125%, 7/15/13 (ii)*	14,816,000	5,000,400
Mylan, Inc., 6.00%, 11/15/18 (e)	2,500,000	2,456,250
National Australia Bank Ltd., 2.50%, 1/8/13 (e)	3,870,000	3,941,217
National City Corp., 4.00%, 2/1/11	3,800,000	3,800,000
National Semiconductor Corp.:
6.15%, 6/15/12	5,000,000	5,316,770
3.95%, 4/15/15	4,260,000	4,337,161
Nationwide Building Society, 0.464%, 5/17/12 (e)(r)	5,400,000	5,398,766
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	5,565,000	5,703,724
6.90%, 10/1/37	8,890,000	9,082,113
6.59%, 7/7/38	1,300,000	1,353,621
New Albertsons, Inc., 7.50%, 2/15/11	1,388,000	1,394,940
New York Life Global Funding, 1.85%, 12/13/13 (e)	5,000,000	5,059,401
NextEra Energy Capital Holdings, Inc., 0.686%, 11/9/12 (r)	12,700,000	12,737,607
Nissan Motor Acceptance Corp.:
5.625%, 3/14/11 (e)	750,000	755,999
4.50%, 1/30/15 (e)	2,000,000	2,069,382
Noble Group Ltd., 4.875%, 8/5/15 (e)	15,000,000	15,337,500
Nordea Bank Finland plc, 0.589%, 4/13/12 (r)	8,000,000	8,000,000
Offshore Group Investments Ltd., 11.50%, 8/1/15 (e)	500,000	535,254
Ohana Military Communities LLC:
5.462%, 10/1/26 (e)	21,750,000	21,939,877
5.88%, 10/1/51 (b)(e)	3,845,000	3,312,160
OPTI Canada, Inc.:
9.00%, 12/15/12 (e)	6,846,000	6,863,115
9.75%, 8/15/13 (e)	12,835,000	12,674,562
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,400,000	-
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	3,000,000	3,007,500
PACCAR Financial Corp., 0.716%, 4/5/13 (r)	8,930,000	8,950,260
Pacific Pilot Funding Ltd., 1.039%, 10/20/16 (e)(r)	441,019	404,413
Pioneer Natural Resources Co., 5.875%, 7/15/16	39,900,000	41,006,451
PNC Funding Corp.:
0.428%, 1/31/12 (r)	9,415,000	9,408,782
0.49%, 4/1/12 (r)	6,970,000	6,990,687
0.488%, 1/31/14 (r)	3,960,000	3,881,267
PPG Industries, Inc., 1.90%, 1/15/16	2,000,000	1,898,888
Preferred Term Securities IX Ltd., 1.039%, 4/3/33 (e)(r)	718,036	438,002
Procter & Gamble - ESOP, Zero Coupon, 11/15/39 (r)	1,000,000	991,363
Qwest Capital Funding, Inc., 7.25%, 2/15/11	2,000,000	1,995,000
Rabobank Nederland NV, 0.486%, 8/5/11 (e)(r)	2,200,000	2,199,319
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (e)	4,500,000	4,324,827
Rio Tinto Alcan, Inc.:
4.50%, 5/15/13	3,400,000	3,630,322
5.20%, 1/15/14	1,282,000	1,371,119
5.00%, 6/1/15	4,000,000	4,372,758
Royal Bank of Scotland Group plc:
5.00%, 10/1/14	5,000,000	4,870,177
4.875%, 3/16/15	11,700,000	11,896,933
Royal Bank of Scotland plc, 3.40%, 8/23/13	2,000,000	2,020,285
Ryder System, Inc., 3.60%, 3/1/16	5,000,000	4,967,404
SBA Tower Trust, 4.254%, 4/15/40 (e)	4,500,000	4,687,807
Senior Housing Properties Trust, 6.75%, 4/15/20	2,000,000	2,120,000
Skyway Concession Co. LLC, 0.583%, 6/30/17 (e)(r)	2,500,000	2,266,657
Snap-On, Inc., 4.25%, 1/15/18	2,000,000	1,999,387
Southern Co., 0.689%, 10/21/11 (r)	3,000,000	3,007,913
Southwestern Energy Co., 7.50%, 2/1/18	1,000,000	1,125,000
Sprint Capital Corp., 7.625%, 1/30/11	4,000,000	4,010,000
St. Jude Medical, Inc., 2.50%, 1/15/16	2,920,000	2,891,336
Stadshypotek AB, 0.853%, 9/30/13 (e)(r)	22,940,000	22,939,994
State Street Bank and Trust Co., 0.502%, 9/15/11 (r)	10,000,000	10,016,421
Steel Dynamics, Inc., 7.375%, 11/1/12	4,000,000	4,260,000
Sunoco, Inc., 6.75%, 4/1/11	2,000,000	2,027,329
SunTrust Bank:
0.394%, 5/21/12 (r)	26,863,000	26,540,872
0.574%, 8/24/15 (r)	5,650,000	5,206,217
SunTrust Capital I, 0.956%, 5/15/27 (r)	1,000,000	719,078
Svenska Handelsbanken AB, 1.302%, 9/14/12 (e)(r)	11,800,000	11,839,424
Systems 2001 AT LLC:
7.156%, 12/15/11 (e)	412,922	429,439
6.664%, 9/15/13 (e)	21,574,029	23,668,867
TCM Sub LLC, 3.55%, 1/15/15 (e)	3,000,000	3,074,819
TD Ameritrade Holding Corp.:
2.95%, 12/1/12	1,000,000	1,021,612
4.15%, 12/1/14	2,180,000	2,253,028
Telecom Italia Capital SA, 0.767%, 2/1/11 (r)	5,000,000	4,994,613
Telefonica Emisiones SAU:
0.616%, 2/4/13 (r)	19,110,000	18,744,780
2.582%, 4/26/13	11,940,000	11,960,109
The Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 6/15/11	9,525,000	9,715,500
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	658,859	6,589
Timken Co., 6.00%, 9/15/14	4,700,000	5,122,426
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	131,530,000	30,088,803
2/15/45 (b)(e)	158,728,969	23,806,171
Toronto-Dominion Bank, 2.20%, 7/29/15 (e)	7,000,000	6,908,902
Total Capital SA, 2.30%, 3/15/16	10,000,000	9,747,034
Travelers Insurance Company Ltd., 0.539%, 12/8/11 (b)(r)	1,500,000	1,482,300
United Air Lines, Inc., 10.40%, 5/1/18	1,558,106	1,803,507
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	55,479,000	56,335,799
Vornado Realty LP, 5.60%, 2/15/11	5,120,000	5,140,187
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	39,887,000	34,502,255
Wachovia Corp., 0.422%, 3/15/11 (r)	175,000	175,030
Wal-Mart Stores, Inc.:
8.07%, 12/21/12	256,899	266,917
1.50%, 10/25/15	5,000,000	4,783,763
Wells Fargo & Co., 0.522%, 6/15/12 (r)	1,830,000	1,834,536
Western Express, Inc., 12.50%, 4/15/15 (e)	3,160,000	2,796,600
Westpac Banking Corp.:
0.589%, 10/21/11 (e)(r)	16,280,000	16,286,411
0.492%, 12/14/12 (e)(r)	4,250,000	4,251,241
2.10%, 8/2/13	4,000,000	4,032,496
1.032%, 12/9/13 (r)	10,500,000	10,542,388
Williams Partners LP, 7.50%, 6/15/11	8,405,000	8,651,557
Willis North America, Inc., 5.625%, 7/15/15	8,261,000	8,600,195
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	23,941,216	20,833,938
Wm. Wrigley Jr. Co., 1.678%, 6/28/11 (e)(r)	25,000,000	25,032,588
Woodside Finance Ltd., 4.50%, 11/10/14 (e)	5,000,000	5,247,073
Wyndham Worldwide Corp., 5.75%, 2/1/18	1,000,000	1,017,500
Xerox Corp., 4.25%, 2/15/15	2,000,000	2,088,913
Xstrata Canada Corp., 8.375%, 2/15/11	9,370,000	9,443,358
Yara International ASA, 5.25%, 12/15/14 (e)	5,250,000	5,583,763

Total Corporate Bonds (Cost $2,047,554,314)		2,098,317,118

MUNICIPAL OBLIGATIONS - 9.7%
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	11,000,000	10,517,540
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 0.32%, 7/15/28 (r)	2,850,000	2,850,000
Allegheny County Pennsylvania IDA Revenue VRDN, 0.33%, 6/1/38 (r)	1,600,000	1,600,000
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Bonds, 5.10%, 10/1/15	460,000	472,816
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	500,045
Burlingame California PO Revenue Bonds, 5.255%, 6/1/11	1,000,000	1,011,850
Butler Pennsylvania Redevelopment Authority Tax Allocation Bonds, 5.25%, 12/1/13	505,000	514,100
Calhoun County Alabama Economic Development Council Revenue VRDN, 0.54%, 4/1/21 (r)	4,100,000	4,100,000
California State Housing Finance Agency Revenue VRDN, 0.33%, 8/1/33 (r)	2,700,000	2,700,000
California State Industry Sales Tax Revenue Bonds, 5.00%, 1/1/12	2,900,000	2,955,274
California State Infrastructure & Economic Development Bank Revenue VRDN, 0.31%, 4/1/42 (r)	13,200,000	13,200,000
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon, 6/1/13	3,190,000	2,841,078
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	171,418
Chelsea Michigan Economic Development Corp. LO Revenue VRDN, 0.35%, 10/1/36 (r)	1,975,000	1,975,000
Collier County Florida MFH Finance Authority Revenue VRDN, 0.31%, 7/15/34 (r)	1,400,000	1,400,000
Colorado State HFA Revenue VRDN:
0.33%, 10/15/16 (r)	5,700,000	5,700,000
0.33%, 10/15/16 (r)	3,100,000	3,100,000
Cook County Illinois School District GO Bonds:
No. 089 Maywood, Zero Coupon, 12/1/12	2,135,000	2,008,245
No. 095 Brookfield, 5.45%, 12/1/11	200,000	206,708
No. 170 Chicago Heights, Zero Coupon, 12/1/12	380,000	357,439
Corte Madera California COPs, 5.447%, 2/1/16	1,130,000	1,140,385
District of Columbia Housing Finance Agency MFH Revenue VRDN, 0.32%, 11/1/38 (r)	1,300,000	1,300,000
District of Columbia Revenue VRDN:
0.54%, 9/1/23 (r)	1,015,000	1,015,000
0.32%, 4/1/38 (r)	1,000,000	1,000,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue VRDN, 0.23%, 8/1/35 (r)	48,000,000	48,000,000
Englewood Colorado MFH Revenue VRDN, 0.42%, 12/1/26 (r)	2,600,000	2,600,000
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,535,000	1,515,690
Fall Creek Wisconsin School District GO Bonds, 5.91%, 3/1/19	605,000	633,145
Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17	1,000,000	1,039,960
Hills City Iowa Health Facilities Revenue VRDN, 0.33%, 8/10/35 (r)	3,400,000	3,400,000
Hillsborough County Florida Port District Revenue Bonds, Zero Coupon:
6/1/11	1,230,000	1,211,230
12/1/11	1,230,000	1,188,684
Illinois State MFH Development Authority Revenue Bonds, 5.662%, 7/1/17	1,590,000	1,657,193
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	535,000	565,008
La Verne California PO Revenue Bonds, 5.49%, 6/1/11	350,000	354,900
Louisiana Public Facilities Authority Revenue VRDN, 0.34%, 8/1/23 (r)	2,485,000	2,485,000
Louisiana State Housing Finance Agency Revenue VRDN, 0.34%, 3/15/37 (r)	1,005,000	1,005,000
Maryland Community Development Administration Revenue VRDN, 0.37%, 12/1/37 (r)	4,750,000	4,750,000
Maryland State Transportation Authority Revenue Bonds, 5.164%, 7/1/25	2,250,000	2,232,788
Michigan State Hospital Finance Authority Revenue VRDN, 0.34%, 3/1/30 (r)	1,700,000	1,700,000
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	1,075,000	1,097,575
Mississippi State Business Finance Corp. Revenue VRDN, 0.33%, 3/1/17 (r)	1,800,000	1,800,000
Mobile Alabama Industrial Development Board Pollution Revenue VRDN, 0.36%, 6/1/34 (r)	28,800,000	28,800,000
Montgomery County Maryland Housing Opportunities Commission Revenue VRDN, 0.29%, 12/1/30 (r)	3,800,000	3,800,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue VRDN:
Forge Gate Apts. Project, 0.27%, 8/15/31 (r)	1,400,000	1,400,000
Kingswood Apts. Project, 0.27%, 8/15/31 (r)	1,245,000	1,245,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 0.33%, 6/1/34 (r)	6,874,500	6,874,500
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	1,585,000	1,709,946
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	935,000	868,437
Nevada State Housing Division Revenue VRDN, 0.32%, 4/15/39 (r)	5,400,000	5,400,000
New Britain Connecticut GO Revenue VRDN, 0.36%, 2/1/26 (r)	2,200,000	2,200,000
New Jersey Economic Development Authority Revenue VRDN, 0.23%, 9/1/31 (r)	1,800,000	1,800,000
New Jersey State Health Care Facilities Financing Authority Revenue VRDN, 0.34%, 7/1/33 (r)	2,200,000	2,200,000
New York City Housing Development Corp. MFH Revenue VRDN:
0.30%, 12/1/35 (r)	190,000	190,000
0.28%, 11/15/37 (r)	600,000	600,000
New York Metropolitan Transportation Authority Revenue VRDN, 0.33%, 11/1/35 (r)	7,500,000	7,500,000
New York State Dormitory Authority Revenue Bonds, 3.85%, 3/15/11	1,850,000	1,862,913
New York State Housing Finance Agency Revenue VRDN:
0.28%, 5/15/33 (r)	300,000	300,000
0.33%, 5/15/33 (r)	10,900,000	10,900,000
0.30%, 5/15/34 (r)	5,500,000	5,500,000
0.33%, 5/15/36 (r)	200,000	200,000
0.30%, 5/15/37 (r)	4,700,000	4,700,000
New York State Urban Development Corp. Revenue Bonds:
4.38%, 12/15/11	2,300,000	2,355,706
2.626%, 12/15/14	17,000,000	16,865,020
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.268%, 9/1/11	2,860,000	2,912,367
5.252%, 9/1/16	1,495,000	1,502,026
5.263%, 9/1/16	1,920,000	1,918,522
Oakland City California PO Revenue Bonds, Zero Coupon, 12/15/12	1,680,000	1,590,204
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/11	6,100,000	6,046,076
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/12	2,000,000	1,948,860
Osprey Properties Company, LLC VRDN, 0.29%, 6/1/27 (r)	1,000,000	1,000,000
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 5.59%, 9/1/17	1,020,000	1,030,608
Pittsburg California Redevelopment Agency Tax Allocation Bonds, 5.115%, 8/1/16	1,285,000	1,200,987
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15	530,000	550,119
Rhode Island State Student Loan Authority Revenue VRDN, 0.25%, 6/1/48 (r)	5,600,000	5,600,000
Richfield Minnesota MFH Revenue VRDN, 0.33%, 3/1/34 (r)	6,000,000	6,000,000
Riverside California Public Financing Authority Tax Allocation Bonds, 5.24%, 8/1/17	1,405,000	1,372,179
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	315,000	320,679
Rural Electric Co-op Grantor Trust Certificates VRDN, 0.75%, 12/18/17 (r)	1,320,000	1,320,000
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,035,000	1,046,509
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.18%, 9/1/11	425,000	425,625
Shawano-Gresham Wisconsin School District GO Bonds, 5.75%, 3/1/11	105,000	105,835
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16	270,000	289,283
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.20%, 2/1/14	1,145,000	1,249,058
South Dakota State Housing Development Authority Revenue VRDN, 0.32%, 1/1/44 (r)	1,500,000	1,500,000
St. Louis Park Minnesota MFH Revenue VRDN, 0.33%, 8/1/34 (r)	1,800,000	1,800,000
St. Paul Minnesota Sales Tax Revenue Bonds, 5.30%, 11/1/12	925,000	978,798
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	300,000	312,927
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 0.48%, 9/1/27 (r)	3,680,000	3,680,000
Texas State Transportation Commission Revenue Bonds, 5.028%, 4/1/26	1,000,000	986,100
Tift County Georgia IDA Revenue VRDN, 0.29%, 2/1/28 (r)	5,000,000	5,000,000
Virginia State Housing Development Authority Revenue Bonds, 4.68%, 8/1/14	10,090,000	10,617,001
Wisconsin Health & Educational Facilities Authority Revenue VRDN, 0.29%, 4/1/35 (r)	14,050,000	14,050,000
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	345,579

Total Municipal Obligations (Cost $322,376,788)		323,843,935

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.1%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	28,445,000	29,298,350
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	5,000,000	3,825,000
COP I LLC:
3.613%, 12/5/21	4,394,967	4,570,579
3.65%, 12/5/21	6,219,170	6,223,840
Federal Home Loan Bank Discount Notes, 1/3/11	50,000,000	49,999,997
New Valley Generation I, 7.299%, 3/15/19	2,645,739	3,087,704
New Valley Generation II, 5.572%, 5/1/20	3,580,253	3,780,502
New Valley Generation V, 4.929%, 1/15/21	3,683,592	4,079,403
Overseas Private Investment Corp.:
0.23%, 8/15/17 (r)	4,000,000	4,000,000
0.28%, 8/15/17 (b)(r)	1,800,000	1,800,000
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	7,302,995	7,397,058
3.547%, 4/10/22	12,520,871	12,655,346
Private Export Funding Corp., 3.05%, 10/15/14	10,000,000	10,460,349
Tennessee Valley Authority, 4.375%, 6/15/15	11,920,000	13,073,793
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16	449,999	526,103
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	7,910,000	5,220,600
Vessel Management Services, Inc., 5.85%, 5/1/27	8,667,000	9,502,585

Total U.S. Government Agencies and Instrumentalities (Cost $164,568,023)		169,501,209

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association:
5.50%, 1/16/32	1,957,285	131,753
5.50%, 5/20/32	1,723,712	72,675

Total U.S. Government Agency Mortgage-Backed Securities (Cost $550,630)		204,428

U.S. TREASURY - 0.6%
United States Treasury Notes:
1.25%, 9/30/15	1,143,000	1,108,531
1.375%, 11/30/15	1,200,000	1,165,688
2.625%, 11/15/20	17,686,000	16,677,345

Total U.S. Treasury (Cost $18,911,418)		18,951,564

SOVEREIGN GOVERNMENT BONDS - 0.6%
Province of Ontario Canada, 0.734%, 5/22/12 (r)	20,625,000	20,638,803

Total Sovereign Government Bonds (Cost $20,625,000)		20,638,803

TIME DEPOSIT - 5.1%
State Street Corp. Time Deposit, 0.01%, 1/3/11	176,000,000	176,000,000

Total Time Deposit (Cost $176,000,000)		176,000,000

EQUITY SECURITIES - 0.2%	SHARES
CNO Financial Group, Inc.*	98,632	668,725
Woodbourne Capital:
Trust I, Preferred (b)(e)	2,125,000	1,487,500
Trust II, Preferred (b)(e)	2,125,000	1,487,500
Trust III, Preferred (b)(e)	3,125,000	2,187,500
Trust IV, Preferred (b)(e)	3,125,000	2,187,500

Total Equity Securities (Cost $7,730,476)		8,018,725

TOTAL INVESTMENTS (Cost $3,257,291,085) - 98.8%		3,313,760,063
Other assets and liabilities, net - 1.2%		38,879,536
NET ASSETS - 100%		$3,352,639,599

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	151	3/11	$18,186,063	($492,166)
30 Year U.S. Treasury Bonds	2,606	3/11	318,257,750	(11,732,804)
Total Purchased				($12,224,970)

Sold:
2 Year U.S. Treasury Notes	9,398	3/11	$2,057,280,938	$697,552
5 Year U.S. Treasury Notes	2,745	3/11	323,137,969	4,909,747
Total Sold				$5,607,299

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(u) This security is no longer accruing interest.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

ASSET-BACKED SECURITIES - 11.9%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
2.26%, 5/15/12	$1,626,281	$1,630,092
5.68%, 12/12/12	184,433	186,588
5.21%, 9/6/13	1,481,600	1,511,229
5.64%, 9/6/13	425,927	433,512
0.316%, 12/6/13 (r)	2,435,937	2,433,679
5.53%, 1/6/14	879,014	890,164
1.18%, 2/6/14	2,000,000	1,996,053
Americredit Prime Automobile Receivable, 0.295%, 4/8/13 (r)	1,134,771	1,134,443
Atherton Franchisee Loan Funding LLC, 7.08%, 5/15/20 (e)	189,106	188,855
Bear Stearns Asset Backed Securities Trust, 0.481%, 12/25/35 (b)(r)	1,525,188	1,492,263
Capital Auto Receivables Asset Trust:
5.07%, 12/15/11	1,801,817	1,806,621
5.01%, 4/16/12	133,637	134,898
5.31%, 6/15/12	1,000,000	1,018,604
0.54%, 2/18/14 (r)	87,206	87,178
Capital One Auto Finance Trust:
0.275%, 7/15/13 (r)	810,905	810,777
0.29%, 4/15/14 (r)	1,559,369	1,552,270
CarMax Auto Owner Trust, 5.34%, 10/15/12	920,000	938,876
Caterpillar Financial Asset Trust, 4.94%, 4/25/14	569,339	572,707
Chase Funding Mortgage Loan Asset-Backed Certificates, 4.396%, 2/25/30	382,038	380,077
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	1,012,956	1,014,242
CIT Equipment Collateral:
1.51%, 5/15/12 (e)	1,373,586	1,376,834
6.59%, 12/22/14	1,815,723	1,861,588
CitiFinancial Auto Issuance Trust, 1.83%, 11/15/12 (e)	257,148	257,871
CNH Equipment Trust, 2.97%, 3/15/13	696,809	699,828
CPS Auto Trust, 6.48%, 7/15/13 (e)	3,201,945	3,322,818
Daimler Chrysler Auto Trust:
4.98%, 11/8/11	2,480	2,482
4.94%, 2/8/12	45,484	45,501
3.70%, 6/8/12	29,097	29,205
Fifth Third Auto Trust, 4.81%, 1/15/13	1,692,910	1,719,660
Ford Credit Auto Owner Trust:
5.15%, 11/15/11	92,500	93,739
4.28%, 5/15/12	595,165	597,536
Household Automotive Trust, 5.34%, 9/17/13	2,637,779	2,660,237
JPMorgan Auto Receivables Trust:
5.14%, 12/15/14 (e)	290,877	291,785
5.22%, 7/15/15 (e)	922,328	936,561
Prestige Auto Receivables Trust, 5.58%, 8/15/14 (e)	809,330	825,227
Wachovia Auto Loan Owner Trust:
5.29%, 6/20/12 (e)	7,919	7,935
5.15%, 7/20/12 (e)	646,803	648,058
5.34%, 10/22/12 (e)	1,280,000	1,281,825
World Omni Automobile Lease Securitization Trust, 1.02%, 1/16/12	1,396,057	1,397,624

Total Asset-Backed Securities (Cost $38,254,411)		38,269,442

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.6%
Adjustable Rate Mortgage Trust, 0.661%, 2/25/35 (r)	2,762	2,492
American Home Mortgage Assets, 0.451%, 10/25/46 (r)	358,141	195,150
Chase Mortgage Finance Corp.:
2.904%, 2/25/37 (r)	441,357	400,355
3.12%, 2/25/37 (r)	275,904	262,268
Impac CMB Trust:
1.041%, 10/25/34 (r)	3,530	3,179
1.001%, 11/25/34 (r)	25,594	22,941
0.781%, 4/25/35 (r)	4,362	3,486
0.801%, 5/25/35 (r)	315,792	236,630
JP Morgan Mortgage Trust, 5.289%, 7/25/35 (r)	263,386	257,909
Merrill Lynch Mortgage Investors, Inc., 2.70%, 12/25/35 (r)	292,212	291,770
MLCC Mortgage Investors, Inc.:
0.631%, 3/25/28 (r)	23,054	20,440
0.483%, 4/25/29 (r)	345,618	325,863
0.541%, 7/25/29 (r)	14,362	13,132
0.491%, 3/25/30 (r)	6,332	5,678
Sequoia Mortgage Trust, 0.581%, 11/20/34 (r)	29,934	26,060
Structured Asset Mortgage Investments, Inc., 0.451%, 9/25/36 (r)	352,453	193,932
WaMu Mortgage Pass Through Certificates, 2.721%, 10/25/35 (r)	1,000,000	841,936
Wells Fargo Mortgage Backed Securities Trust, 2.859%, 1/25/35 (r)	2,000,000	1,935,272

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $4,712,143)		5,038,493

COMMERCIAL MORTGAGE-BACKED SECURITIES - 31.2%
Banc of America Commercial Mortgage, Inc.:
5.787%, 5/11/35	4,736,111	4,789,392
6.186%, 6/11/35	3,330,693	3,442,837
6.503%, 4/15/36	3,267,597	3,283,673
Bank of America-First Union NB Commercial Mortgage, 5.464%, 4/11/37	5,144,358	5,210,051
Bear Stearns Commercial Mortgage Securities:
5.61%, 11/15/33	3,022,251	3,084,812
5.593%, 6/11/40	129,043	132,066
Credit Suisse First Boston Mortgage Securities Corp.:
5.435%, 9/15/34	1,951,869	1,985,187
4.70%, 8/15/36	881,511	895,315
6.387%, 8/15/36	3,802,701	3,911,876
First Union National Bank Commercial Mortgage:
6.423%, 8/15/33	2,724,209	2,756,764
6.223%, 12/12/33	1,352,786	1,385,442
6.141%, 2/12/34	3,746,659	3,888,882
6.663%, 1/12/43	726,246	725,933
GE Capital Commercial Mortgage Corp.:
6.531%, 5/15/33	1,535,765	1,535,765
6.29%, 8/11/33	1,417,084	1,437,122
GMAC Commercial Mortgage Securities, Inc.:
6.465%, 4/15/34	636,780	637,799
6.70%, 4/15/34	1,592,240	1,606,604
6.278%, 11/15/39	4,327,289	4,433,913
4.646%, 4/10/40	82,974	85,188
Greenwich Capital Commercial Funding Corp., 4.883%, 6/10/36	1,930,560	1,953,861
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.446%, 3/15/33	554,920	553,598
6.162%, 5/12/34	5,500,000	5,722,145
6.429%, 4/15/35	6,690,981	6,788,201
5.857%, 10/12/35	8,419,109	8,462,131
6.465%, 11/15/35	11,720,272	11,984,799
4.275%, 1/12/37	336,754	345,408
LB-UBS Commercial Mortgage Trust:
6.653%, 11/15/27	885,001	886,240
6.365%, 12/15/28	3,494,202	3,534,595
4.51%, 12/15/29	2,000,000	2,034,600
Merrill Lynch Mortgage Trust, 4.892%, 2/12/42	1,608,000	1,618,854
Morgan Stanley Capital I, 4.52%, 12/13/41	1,976,479	1,997,311
Morgan Stanley Dean Witter Capital I:
6.55%, 7/15/33	1,000,000	1,014,880
6.51%, 4/15/34	754,386	778,956
Prudential Mortgage Capital Funding LLC, 6.605%, 5/10/34	1,482,702	1,494,920
Salomon Brothers Mortgage Securities VII, Inc., 6.499%, 11/13/36	4,952,721	5,077,281
Wachovia Bank Commercial Mortgage Trust, 4.612%, 5/15/44	487,000	488,807

Total Commercial Mortgage-Backed Securities (Cost $100,783,205)		99,965,208

CORPORATE BONDS - 42.3%
Achmea Hypotheekbank NV, 0.636%, 11/3/14 (e)(r)	750,000	749,989
Agilent Technologies, Inc., 2.50%, 7/15/13	1,000,000	1,007,250
Ally Financial, Inc.:
7.25%, 3/2/11	1,200,000	1,204,500
6.00%, 4/1/11	1,000,000	1,000,000
6.00%, 12/15/11	500,000	512,500
1.75%, 10/30/12	1,000,000	1,016,379
0.304%, 12/19/12 (r)	600,000	600,120
American Express Bank FSB:
0.391%, 5/29/12 (r)	1,000,000	992,543
0.412%, 6/12/12 (r)	1,500,000	1,489,160
American Express Credit Corp.:
0.421%, 6/16/11 (r)	100,000	99,892
0.381%, 2/24/12 (r)	380,000	378,126
American Express Travel, 0.458%, 6/1/11 (b)	180,000	179,365
American Express Travel Related Services Co., Inc., 5.25%, 11/21/11 (e)	185,000	190,759
American Honda Finance Corp., 1.054%, 6/20/11 (e)(r)	1,000,000	1,002,764
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	1,000,000	1,031,722
ANZ National International Ltd.:
0.466%, 8/5/11 (e)(r)	500,000	500,298
2.375%, 12/21/12 (e)	1,000,000	1,013,946
1.304%, 12/20/13 (e)(r)	1,000,000	1,000,000
Arrow Electronics, Inc., 3.375%, 11/1/15	1,000,000	966,854
Australia & New Zealand Banking Group Ltd., 0.589%, 10/21/11 (e)(r)	1,000,000	1,001,444
BAC Capital Trust XV, 1.096%, 6/1/56 (r)	1,000,000	621,216
Bank of America Corp., 0.588%, 4/30/12 (r)	500,000	502,170
Bank of Nova Scotia:
0.49%, 1/6/12 (r)	1,500,000	1,500,000
0.589%, 10/18/12 (r)	1,500,000	1,500,000
1.65%, 10/29/15 (e)	1,000,000	961,003
BankAmerica Capital III, 0.859%, 1/15/27 (r)	500,000	335,033
Barclays Bank plc, 1.103%, 3/5/12 (e)(r)	425,000	425,997
Barnett Capital III, 0.912%, 2/1/27 (r)	500,000	352,937
Bear Stearns Co.'s LLC, 0.482%, 11/28/11 (r)	225,000	224,467
Berkshire Hathaway Finance Corp., 0.414%, 1/13/12 (r)	2,000,000	2,000,097
Capital One Financial Corp., 4.80%, 2/21/12	935,000	967,856
Cargill, Inc., 1.539%, 1/21/11 (e)(r)	75,000	75,030
Cellco Partnership, 2.884%, 5/20/11 (r)	1,000,000	1,009,678
Charter One Bank, 5.50%, 4/26/11	3,185,000	3,228,621
Chase Capital II, 0.787%, 2/1/27 (r)	1,000,000	781,369
Chase Capital VI, 0.912%, 8/1/28 (r)	250,000	195,076
Chesapeake Energy Corp., 6.50%, 8/15/17	500,000	502,500
Chevron Phillips Chemical Co. LLC, 7.00%, 3/15/11	500,000	506,214
Citibank:
0.289%, 7/12/11 (r)	500,000	499,712
0.316%, 5/7/12 (r)	250,000	250,131
Citigroup Funding, Inc., 0.618%, 4/30/12 (r)	500,000	502,500
Citigroup, Inc.:
2.286%, 8/13/13 (r)	2,000,000	2,034,528
0.428%, 3/7/14 (r)	1,250,000	1,191,136
4.587%, 12/15/15	1,000,000	1,040,667
Commonwealth Bank of Australia, 0.586%, 11/4/11 (e)(r)	500,000	499,782
CommonWealth REIT, 0.902%, 3/16/11 (r)	851,000	850,469
Credit Agricole SA, 0.483%, 6/7/11 (e)(r)	400,000	399,344
Credit Suisse USA, Inc., 0.484%, 8/16/11 (r)	800,000	799,241
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	500,000	483,504
CVS Pass-Through Trust, 7.77%, 1/10/12 (e)	307,445	324,172
Deutsche Bank Capital Trust, 4.263%, 12/29/49 (b)(r)	200,000	168,000
DISH DBS Corp., 6.375%, 10/1/11	500,000	514,375
Dow Chemical Co.:
2.536%, 8/8/11 (r)	500,000	503,897
4.85%, 8/15/12	1,250,000	1,317,608
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	1,000,000	1,022,402
Dunkin Brands, Inc., 5.75%, 11/23/17 (r)	1,000,000	1,015,000
Enterprise Products Operating LLC, 7.50%, 2/1/11	1,000,000	1,004,886
ERAC USA Finance LLC, 8.00%, 1/15/11 (e)	600,000	601,151
Fleet Capital Trust V, 1.304%, 12/18/28 (r)	1,000,000	700,319
Ford Motor Credit Co. LLC:
5.552%, 6/15/11 (r)	750,000	761,141
3.039%, 1/13/12 (r)	2,055,000	2,073,084
7.80%, 6/1/12	500,000	528,750
Fortune Brands, Inc., 5.125%, 1/15/11	990,000	991,127
Foster's Finance Corp., 6.875%, 6/15/11 (e)	2,000,000	2,043,339
GameStop Corp., 8.00%, 10/1/12	883,000	900,660
General Electric Capital Corp.:
0.603%, 6/8/12 (r)	150,000	151,003
0.424%, 6/20/13 (b)(r)	1,000,000	972,810
0.49%, 1/8/16 (r)	1,000,000	941,714
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	120,000	36,900
3.046%, 4/20/10 (e)(r)(y)*	50,000	14,875
3.226%, 1/21/11 (e)(r)(y)*	30,000	8,925
Goldman Sachs Capital III, 1.066%, 9/29/49 (r)	500,000	357,644
Goldman Sachs Group, Inc.:
0.536%, 11/9/11 (r)	500,000	501,213
0.502%, 3/15/12 (r)	300,000	300,711
3.625%, 8/1/12	1,000,000	1,033,510
0.903%, 9/29/14 (r)	1,000,000	974,335
0.688%, 7/22/15 (r)	1,650,000	1,577,004
Hewlett-Packard Co., 1.342%, 5/27/11 (r)	800,000	803,328
ING Bank NV, 1.609%, 10/18/13 (e)(r)	2,000,000	1,999,986
International Business Machines Corp., 0.326%, 11/4/11 (r)	1,000,000	1,000,406
John Deere Capital Corp.:
0.989%, 1/18/11 (r)	100,000	100,034
1.052%, 6/10/11 (r)	300,000	300,948
JPMorgan Chase & Co.:
0.42%, 4/1/11 (r)	500,000	500,251
0.532%, 6/15/12 (r)	300,000	301,035
0.553%, 12/26/12 (r)	500,000	502,395
JPMorgan Chase Capital XXIII, 1.286%, 5/15/77 (r)	1,000,000	771,139
Koninklijke Philips Electronics NV, 1.452%, 3/11/11 (r)	520,000	520,796
Lafarge SA, 5.50%, 7/9/15 (e)	1,000,000	1,026,477
Leucadia National Corp., 8.125%, 9/15/15	500,000	544,985
Manufacturers & Traders Trust Co., 1.79%, 4/1/13 (r)	1,700,000	1,670,441
Masco Corp., 4.80%, 6/15/15	750,000	735,606
MBNA Capital, 1.087%, 2/1/27 (r)	250,000	175,189
Medco Health Solutions, Inc., 7.25%, 8/15/13	75,000	84,960
Medtronic, Inc., 1.25%, 9/15/21	420,000	416,850
Merrill Lynch & Co., Inc.:
0.749%, 1/15/15 (r)	206,000	194,992
1.062%, 9/15/26 (r)	300,000	213,373
MetLife Institutional Funding II, 0.703%, 3/27/12 (e)(r)	1,000,000	1,000,000
MetLife, Inc.:
0.623%, 6/29/12 (r)	600,000	602,427
1.536%, 8/6/13 (r)	2,000,000	2,031,005
Metropolitan Life Global Funding I:
2.289%, 4/14/11 (e)(r)	250,000	250,460
0.689%, 7/13/11 (e)(r)	1,250,000	1,249,930
0.552%, 3/15/12 (e)(r)	800,000	796,158
Mirant Americas Generation LLC, 8.30%, 5/1/11	1,000,000	1,015,000
Morgan Stanley:
0.539%, 1/18/11 (r)	360,000	360,024
0.566%, 2/10/12 (r)	200,000	200,641
2.786%, 5/14/13 (r)	1,000,000	1,031,616
0.739%, 10/18/16 (r)	1,000,000	915,128
Motors Liquidation Co., 8.375%, 7/15/33 (ii)*	500,000	179,375
National City Corp., 4.00%, 2/1/11	200,000	200,000
National Semiconductor Corp., 6.15%, 6/15/12	300,000	319,006
NationsBank Cap Trust III, 0.839%, 1/15/27 (r)	30,000	20,342
Nationwide Building Society, 0.464%, 5/17/12 (e)(r)	600,000	599,863
Nationwide Health Properties, Inc., 6.50%, 7/15/11	1,500,000	1,537,392
New Albertsons, Inc., 7.50%, 2/15/11	500,000	502,500
NextEra Energy Capital Holdings, Inc., 0.686%, 11/9/12 (r)	800,000	802,369
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 (e)	1,000,000	1,023,090
Offshore Group Investments Ltd., 11.50%, 8/1/15 (e)	250,000	267,627
OPTI Canada, Inc., 9.00%, 12/15/12 (e)	1,500,000	1,503,750
PACCAR Financial Corp., 0.716%, 4/5/13 (r)	1,500,000	1,503,403
PNC Funding Corp.:
0.428%, 1/31/12 (r)	1,000,000	999,340
0.49%, 4/1/12 (r)	500,000	501,484
0.488%, 1/31/14 (r)	1,000,000	980,118
Pricoa Global Funding I, 0.388%, 1/30/12 (e)(r)	400,000	396,984
Rabobank Nederland NV, 0.486%, 8/5/11 (e)(r)	800,000	799,752
Rio Tinto Alcan, Inc., 4.50%, 5/15/13	1,000,000	1,067,742
Royal Bank of Scotland Group plc, 4.875%, 8/25/14 (e)	600,000	619,034
SABMiller plc, 6.20%, 7/1/11 (e)	150,000	153,741
Skyway Concession Co. LLC, 0.583%, 6/30/17 (e)(r)	60,000	54,400
Southern Co., 0.689%, 10/21/11 (r)	1,000,000	1,002,638
Sprint Capital Corp., 7.625%, 1/30/11	1,000,000	1,002,500
Stadshypotek AB, 0.853%, 9/30/13 (e)(r)	2,000,000	1,999,999
State Street Bank and Trust Co., 0.502%, 9/15/11 (r)	500,000	500,821
Steel Dynamics, Inc., 7.375%, 11/1/12	1,000,000	1,065,000
Sunoco, Inc., 6.75%, 4/1/11	1,385,000	1,403,925
SunTrust Bank:
0.394%, 5/21/12 (r)	2,000,000	1,976,017
0.574%, 8/24/15 (r)	750,000	691,091
SunTrust Capital I, 0.956%, 5/15/27 (r)	1,000,000	719,077
Svenska Handelsbanken AB, 1.302%, 9/14/12 (e)(r)	700,000	702,339
Systems 2001 AT LLC:
7.156%, 12/15/11 (e)	421,397	438,253
6.664%, 9/15/13 (e)	1,098,453	1,205,112
TD Ameritrade Holding Corp., 2.95%, 12/1/12	1,000,000	1,021,612
Telecom Italia Capital SA, 0.767%, 2/1/11 (r)	595,000	594,359
Telefonica Emisiones SAU:
0.616%, 2/4/13 (r)	2,000,000	1,961,777
2.582%, 4/26/13	1,500,000	1,502,526
TELUS Corp., 8.00%, 6/1/11	599,000	615,290
The Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 6/15/11	2,000,000	2,040,000
Timken Co., 6.00%, 9/15/14	300,000	326,963
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	500,000	114,380
2/15/45 (b)(e)	609,284	91,380
Travelers Insurance Company Ltd., 0.539%, 12/8/11 (b)(r)	250,000	247,050
Union Pacific Railroad Co. 2004 Pass Through Trust, 5.214%, 9/30/14 (e)	370,000	397,646
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,523,166
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	2,000,000	1,730,000
Wells Fargo & Co., 0.522%, 6/15/12 (r)	500,000	501,239
Westpac Banking Corp.:
0.589%, 10/21/11 (e)(r)	750,000	750,295
0.492%, 12/14/12 (e)(r)	1,000,000	1,000,292
2.10%, 8/2/13	1,000,000	1,008,124
1.032%, 12/9/13 (r)	1,500,000	1,506,055
Williams Partners LP, 7.50%, 6/15/11	1,500,000	1,544,002
Wm. Wrigley Jr. Co., 1.678%, 6/28/11 (e)(r)	2,500,000	2,503,259
Xerox Corp., 6.875%, 8/15/11	1,400,000	1,451,506
Xstrata Canada Corp., 8.375%, 2/15/11	2,500,000	2,519,573
Yara International ASA, 5.25%, 12/15/14 (e)	995,000	1,058,256

Total Corporate Bonds (Cost $133,284,458)		135,580,858

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 11.5%
AgFirst FCB, 8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	2,655,000	2,734,650
Federal Home Loan Bank Discount Notes, 1/3/11	30,500,000	30,499,998
Overseas Private Investment Corp.:
0.28%, 8/15/17 (b)(r)	2,000,000	2,000,000
0.28%, 8/15/17 (b)(r)	1,500,000	1,500,000
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	198,000

Total U.S. Government Agencies and Instrumentalities (Cost $36,750,129)		36,932,648

U.S. TREASURY - 0.4%
United States Treasury Notes, 1.375%, 11/30/15	1,210,000	1,175,402

Total U.S. Treasury (Cost $1,191,079)		1,175,402

MUNICIPAL OBLIGATIONS - 0.0%
CIDC-Hudson House LLC New York Revenue VRDN, 0.85%, 12/1/34 (r)	50,000	50,000

Total Municipal Obligations (Cost $50,000)		50,000

SOVEREIGN GOVERNMENT BONDS - 0.3%
Province of Ontario Canada, 0.734%, 5/22/12 (r)	1,000,000	1,000,669

Total Sovereign Government Bonds (Cost $1,000,000)		1,000,669

EQUITY SECURITIES - 0.2%	SHARES

Woodbourne Capital, Trust II, Preferred (b)(e)	1,000,000	700,000

Total Equity Securities (Cost $450,000)		700,000

TOTAL INVESTMENTS (Cost $316,475,425) - 99.4%		318,712,720
Other assets and liabilities, net - 0.6%		1,994,433
NET ASSETS - 100%		$320,707,153

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	115	3/11	$13,850,313	($144,619)
30 Year U.S. Treasury Bonds	58	3/11	7,083,250	(266,501)
Total Purchased				($411,120)

Sold:
2 Year U.S. Treasury Notes	313	3/11	$68,517,656	($30,330)
5 Year U.S. Treasury Notes	220	3/11	25,898,125	419,218
Total Sold				$388,888

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

Abbreviations:
FCB: Farm Credit Bank
FSB: Federal Savings Bank
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

CORPORATE BONDS - 90.2%	PRINCIPAL AMOUNT	VALUE
Accellent, Inc., 8.375%, 2/1/17	$250,000	$256,250
Advanced Micro Devices, Inc., 7.75%, 8/1/20 (e)	500,000	517,500
AES Corp., 9.75%, 4/15/16	500,000	560,000
Alere, Inc., 7.875%, 2/1/16	250,000	253,125
Ally Financial, Inc., 6.75%, 12/1/14	550,000	576,125
Altra Holdings, Inc., 8.125%, 12/1/16	250,000	263,125
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (e)	200,000	222,500
APL Ltd., 8.00%, 1/15/24 (b)	500,000	400,000
Apria Healthcare Group, Inc., 12.375%, 11/1/14	500,000	551,875
Associated Materials LLC, 9.125%, 11/1/17 (b)(e)	250,000	262,813
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	250,000	270,625
Bausch & Lomb, Inc., 9.875%, 11/1/15	250,000	268,125
BE Aerospace, Inc., 6.875%, 10/1/20	500,000	515,000
Beverages & More, Inc., 9.625%, 10/1/14 (e)	500,000	512,500
Blue Acquisition Sub, Inc., 9.875%, 10/15/18 (e)	500,000	528,750
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	250,000	273,125
Buccaneer Merger Sub, Inc., 9.125%, 1/15/19 (e)	250,000	256,563
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	500,000	339,375
Cablevision Systems Corp.:
8.625%, 9/15/17	250,000	273,750
8.00%, 4/15/20	250,000	268,125
Calpine Corp. Escrow (b)*	500,000	-
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	250,000	251,964
CapitalSource, Inc., 12.75%, 7/15/14 (e)	250,000	292,500
Cemex Finance LLC, 9.50%, 12/14/16 (e)	250,000	257,627
Central Garden and Pet Co., 8.25%, 3/1/18	250,000	255,625
Cincinnati Bell, Inc., 8.375%, 10/15/20	500,000	478,750
CIT Group, Inc., 7.00%, 5/1/14	500,000	503,750
CKE Restaurants, Inc., 11.375%, 7/15/18	250,000	276,875
Commercial Barge Line Co., 12.50%, 7/15/17	250,000	288,750
Constellation Brands, Inc., 7.25%, 9/1/16	250,000	264,375
Cott Beverages, Inc., 8.375%, 11/15/17	250,000	272,500
CPM Holdings, Inc., 10.625%, 9/1/14 (e)	250,000	268,125
Digicel Group Ltd., 10.50%, 4/15/18 (e)	250,000	277,187
Digicel Ltd., 8.25%, 9/1/17 (e)	250,000	259,375
Discover Bank, 7.00%, 4/15/20	250,000	268,533
Drummond Co., Inc., 9.00%, 10/15/14 (e)	250,000	267,812
DuPont Fabros Technology LP, 8.50%, 12/15/17	250,000	267,500
Dynegy Holdings, Inc., 8.375%, 5/1/16	750,000	562,500
Edison Mission Energy, 7.50%, 6/15/13	250,000	245,000
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	250,000	259,375
EXCO Resources, Inc., 7.50%, 9/15/18	500,000	488,750
Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	550,000
First Data Corp., 9.875%, 9/24/15	350,000	334,250
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18 (e)	500,000	499,081
Ford Motor Credit Co. LLC:
7.80%, 6/1/12	250,000	264,375
7.50%, 8/1/12	250,000	264,375
8.70%, 10/1/14	250,000	280,000
Freescale Semiconductor, Inc., 10.125%, 3/15/18 (e)	250,000	280,625
Frontier Communications Corp.:
7.875%, 4/15/15	250,000	271,875
8.25%, 4/15/17	250,000	274,687
Gibson Energy ULC, 10.00%, 1/15/18	500,000	506,875
Global Aviation Holdings, Inc., 14.00%, 8/15/13	500,000	540,000
Goodyear Tire & Rubber Co., 10.50%, 5/15/16	500,000	570,000
Hanesbrands, Inc., 8.00%, 12/15/16	250,000	268,750
Harland Clarke Holdings Corp., 9.50%, 5/15/15	250,000	239,375
HCA, Inc.:
9.25%, 11/15/16	500,000	534,375
9.625%, 11/15/16	125,000	133,906
Hertz Corp.:
8.875%, 1/1/14	161,000	164,623
7.375%, 1/15/21 (e)	250,000	255,000
Huntington BancShares, Inc., 7.00%, 12/15/20	250,000	263,210
Ineos Finance plc, 9.00%, 5/15/15 (e)	500,000	535,000
Ingles Markets, Inc., 8.875%, 5/15/17	500,000	532,500
Integra Telecom Holdings, Inc., 10.75%, 4/15/16 (e)	250,000	257,500
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	450,000	484,875
Interactive Data Corp., 10.25%, 8/1/18 (e)	500,000	547,500
International Lease Finance Corp.:
5.875%, 5/1/13	250,000	251,250
7.125%, 9/1/18 (e)	250,000	266,250
Jarden Corp., 7.50%, 5/1/17	250,000	263,437
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	601
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	250,000	247,500
Koppers, Inc., 7.875%, 12/1/19	500,000	535,625
Lamar Media Corp., 9.75%, 4/1/14	250,000	287,500
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (b)(e)	554,000	509,680
Leucadia National Corp., 8.125%, 9/15/15	250,000	272,492
MBNA Capital, 1.087%, 2/1/27 (r)	250,000	175,189
MetroPCS Wireless, Inc., 7.875%, 9/1/18	500,000	517,500
MGM Resorts International, 6.75%, 9/1/12	500,000	496,250
Mylan, Inc., 7.625%, 7/15/17 (e)	250,000	266,875
NFR Energy LLC, 9.75%, 2/15/17 (e)	500,000	493,750
NII Capital Corp., 8.875%, 12/15/19	500,000	538,750
Novelis, Inc., 8.375%, 12/15/17 (e)	500,000	523,125
NRG Energy, Inc., 7.375%, 2/1/16	500,000	510,000
Offshore Group Investments Ltd., 11.50%, 8/1/15 (e)	500,000	535,254
OPTI Canada, Inc., 8.25%, 12/15/14	450,000	320,085
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	500,000	501,250
Penske Automotive Group, Inc., 7.75%, 12/15/16	125,000	126,250
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	500,000	526,875
PharmaNet Development Group, Inc., 10.875%, 4/15/17 (e)	300,000	312,000
Pilgrim's Pride Corp., 7.875%, 12/15/18 (e)	500,000	497,500
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	256,933
Potlatch Corp., 7.50%, 11/1/19	300,000	311,250
Quicksilver Resources, Inc., 9.125%, 8/15/19	500,000	548,750
RailAmerica, Inc., 9.25%, 7/1/17	400,000	439,000
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	263,707
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
7.125%, 4/15/19 (e)	500,000	515,000
9.00%, 4/15/19 (e)	250,000	257,500
Rock-Tenn Co., 9.25%, 3/15/16	250,000	272,500
SandRidge Energy, Inc., 8.75%, 1/15/20	350,000	359,625
Scientific Games International, Inc.:
7.875%, 6/15/16 (e)	250,000	249,375
9.25%, 6/15/19	250,000	258,125
Sealy Mattress Co., 10.875%, 4/15/16 (e)	225,000	252,000
Simmons Foods, Inc., 10.50%, 11/1/17 (e)	500,000	533,750
Smithfield Foods, Inc., 10.00%, 7/15/14 (e)	250,000	288,750
Southern States Cooperative, Inc., 11.25%, 5/15/15 (e)	500,000	522,500
Sprint Capital Corp., 7.625%, 1/30/11	250,000	250,625
Sprint Nextel Corp., 6.00%, 12/1/16	500,000	483,750
Standard Pacific Corp., 10.75%, 9/15/16	250,000	288,125
STATS ChipPAC Ltd., 7.50%, 8/12/15 (e)	500,000	536,250
Steel Dynamics, Inc., 7.625%, 3/15/20 (b)(e)	500,000	535,000
SunGard Data Systems, Inc., 10.25%, 8/15/15	250,000	262,813
Telcordia Technologies, Inc., 11.00%, 5/1/18 (e)	500,000	498,750
Triumph Group, Inc., 8.625%, 7/15/18	250,000	272,500
TRW Automotive, Inc.:
7.25%, 3/15/17 (e)	250,000	270,000
8.875%, 12/1/17 (e)	250,000	278,750
United Air Lines, Inc., 10.40%, 5/1/18	330,507	382,562
United Rentals North America, Inc.:
10.875%, 6/15/16	250,000	285,625
9.25%, 12/15/19	250,000	278,125
Videotron Ltd., 9.125%, 4/15/18	500,000	557,500
Virgin Media Finance plc, 9.50%, 8/15/16	250,000	281,875
Visant Corp., 10.00%, 10/1/17 (e)	500,000	530,000
West Corp., 7.875%, 1/15/19 (e)	500,000	508,125
Western Express, Inc., 12.50%, 4/15/15 (e)	750,000	663,750
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	732,058	637,046
Windstream Corp., 7.875%, 11/1/17	250,000	265,000

Total Corporate Bonds (Cost $42,301,600)		44,898,805

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 7.0%
AgFirst FCB, 6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	500,000	382,500
Federal Home Loan Bank Discount Notes, 1/3/11	3,100,000	3,100,000

Total U.S. Government Agencies and Instrumentalities (Cost $3,296,378)		3,482,500

EQUITY SECURITIES - 0.0%	SHARES
Avado Brands, Inc. (b)*	9,462	95
Intermet Corp. (b)*	6,346	63
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*	1,000	-

Total Equity Securities (Cost $282,378)		158

TOTAL INVESTMENTS (Cost $45,880,356) - 97.2%		48,381,463
Other assets and liabilities, net - 2.8%		1,408,300
NET ASSETS - 100%		$49,789,763

(b) This security was valued by the Board of Trustees. See note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

Abbreviations:
FCB: Farm Credit Bank
LLC: Limited Liability Corporation
LP: Limited Partnership
ULC: Unlimited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, Short-Term Government, and High Yield.  Prior to September 18, 2009, Short-Term Government and High Yield were each a series of Summit Mutual Funds, Inc.  Income, Short Duration Income, Long-Term Income, Ultra-Short Income, High Yield and Government are registered as non-diversified portfolios. Short-Term Government is registered as a diversified portfolio.  The operations of each series are accounted for separately.  Government began operations on December 31, 2008 and offers Class A and Class C shares of beneficial interest.  Income offers six classes of shares of beneficial interest (Class A, Class B, Class C, Class I, Class R and Class Y, which commenced operations on February 29, 2008).  Short Duration Income offers four classes of shares of beneficial interest (Class A, Class C, Class I, and Class Y, which commenced operations on February 29, 2008).  Long-Term Income offers Class A shares of beneficial interest.  Ultra-Short Income offers Class A and Class Y (which commenced operations on May 28, 2010) shares of beneficial interest.  High Yield and Short-Term Government each offer Class A and Class I shares of beneficial interest.  Class A shares are sold with a maximum front-end sales charge of 3.75%: Income, Long-Term Income, Government and High Yield, 2.75%: Short Duration Income and Short Term Government, and 1.25% for Ultra-Short Income.  Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class R shares are sold without a front-end or deferred sales charge, have a higher level of expenses than Class A shares, and are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

On December 12, 2008, the net assets of the Summit Bond Fund, a series of Summit Mutual Funds, Inc. Apex Series, merged into the Calvert Income Fund.  The merger was accomplished by a tax-free exchange of 4,268,269 Class I shares and 32,224 Class Y shares of the Calvert Income Fund (valued at $58,005,471 and $440,457, respectively) for 1,518,476 Class I shares and 11,486 Class A shares of the Summit Bond Fund outstanding at December 12, 2008.  The Summit Bond Fund’s net assets as of December 12, 2008, including $8,114,963 of unrealized depreciation, were combined with those of the Calvert Income Fund.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade.  Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2010:

	Total Investments	% of Net Assets
Income	$366,223,772	13.5%
Long Term Income	9,878,763	7.0%
Short Duration Income	114,130,288	3.4%
Ultra-Short Income	7,502,148	2.3%
High Yield	1,708,251	3.4%
Government	269,537	4.6%
Short-Term Government	500,000	1.8%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$15,867,847	-	$18,060,096	$33,927,943
Asset backed securities	-	$25,822,621	-	25,822,621
Collateralized mortgage-backed obligations	-	21,876,820	-	21,876,820
Commercial mortgage-backed securities	-	8,386,702	-	8,386,702
Corporate debt	-	1,663,798,386	187,072,912	1,850,871,298
Taxable municipal obligations	-	255,074,860	-	255,074,860
U.S. government obligations	-	422,961,735	-	422,961,735
Other debt obligations	-	60,000,000	-	60,000,000
TOTAL	$15,867,847	$2,457,921,124	$205,133,008	$2,698,921,979

Other financial instruments*	$3,833,310	-	-	$3,833,310

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Income	Equity Securities	Corporate Debt	U.S. Government Obligations	Total
Balance as of 9/30/10	$17,286,096	$122,146,057	$475,082	$139,907,235
Accrued discounts/premiums	-	539,890	-	539,890
Realized gain (loss)	-	3,173	(3,241)	(68)
Change in unrealized appreciation (depreciation)	774,000	(6,363,901)	-	(5,589,901)
Purchases	-	1,885,781	-	1,885,781
Sales	-	(123,268)	(471,841)	(595,109)
Transfers in and/ or out of Level 3[1]	-	68,985,180[2]	-	68,985,180
Balance as of 12/31/10	$18,060,096	$187,072,912	$-	$205,133,008

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the period ended December 31, 2010, total change in unrealized gain (loss) on Level 3 securities for Income that would be included in the change in net assets was ($3,774,010).

Short Duration Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$668,725	-	$7,350,000	$8,018,725
Asset backed securities	-	$126,818,682		126,818,682
Collateralized mortgage-backed obligations	-	56,777,736	-	56,777,736
Commercial mortgage-backed securities	-	314,687,863	-	314,687,863
Corporate debt	-	2,039,606,293	58,710,825	2,098,317,118
Municipal obligations	-	323,843,935	-	323,843,935
U.S. government obligations	-	186,857,201	1,800,000	188,657,201
Other debt obligations	-	196,638,803	-	196,638,803
TOTAL	$668,725	$3,245,230,513	$67,860,825*	$3,313,760,063

Other financial instruments**	($6,617,671)	-	-	($6,617,671)

* Level 3 securities represent 2.0% of net assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Long Term Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$525,607	-	$700,000	$1,225,607
Asset backed securities	-	$2,793,919	-	2,793,919
Collateralized mortgage-backed obligations	-	1,229,781	-	1,229,781
Commercial mortgage-backed securities	-	4,909,823	-	4,909,823
Corporate debt	-	83,923,639	2,759,933	86,683,572
Municipal obligations	-	4,808,223	980,880	5,789,103
U.S. government obligations	-	35,740,769	-	35,740,769
TOTAL	$525,607	$133,406,154	$4,440,813	$138,372,574

Other financial instruments*	$178,570	-	-	$178,570

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Long Term Income	Corporate Debt	Municipal Obligations	Equity Securities	Total
Balance as of 9/30/10	$2,214,489	-	$670,000	$2,884,489
Accrued discounts/premiums	6,469	-	-	6,469
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	(25,325)	($19,120)	30,000	(14,445)
Purchases	245,971	1,000,000	-	1,245,971
Sales	-	-	-	-
Transfers in and/ or out of Level 3[1]	318,329[2]	-	-	318,329
Balance as of 12/31/10	$2,759,933	$980,880	$700,000	$4,440,813

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the period ended December 31, 2010, total change in unrealized gain (loss) on Level 3 securities for Long Term Income that would be included in the change in net assets was ($58,718).

Ultra-Short Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	-	-	$700,000	$700,000
Asset backed securities	-	$38,269,442		38,269,442
Collateralized mortgage-backed obligations	-	5,038,493		5,038,493
Commercial mortgage-backed securities	-	99,965,208		99,965,208
Corporate debt	-	133,885,353	1,695,505	135,580,858
Municipal obligations	-	50,000	-	50,000
U.S. government obligations	-	35,608,719	3,500,000	39,108,719
TOTAL	-	$312,817,215	$5,895,505*	$318,712,720

Other financial instruments**	($22,232)	-	-	($22,232)

* Level 3 securities represent 1.8% of net assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Government	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized mortgage-backed obligations	-	$31,587	-	$31,587
Commercial mortgage-backed securities	-	120,804	-	120,804
Corporate debt	-	969,512	$53,524	1,023,036
U.S. government obligations	-	3,697,847	200,000	3,897,847
TOTAL	$-	$4,819,750	$253,524	$5,073,274

Other financial instruments*	$4,492	-	-	$4,492

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Government	Corporate Debt	U.S. Government Obligations	Total
Balance as of 9/30/10	$20,000	$200,000	$220,000
Accrued discounts/premiums	52	-	52
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(52)	-	(52)
Purchases	-	-	-
Sales	-	-	-
Transfers in and/ or out of Level 3[1]	33,524[2]	-	33,524
Balance as of 12/31/10	$53,524	$200,000	$253,524

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the period ended December 31, 2010, total change in unrealized gain (loss) on Level 3 securities for Government that would be included in the change in net assets was ($1,320).

High Yield Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	-	-	$158	$158
Corporate debt	-	$44,498,204	400,601	44,898,805
U.S. government obligations	-	3,482,500	-	3,482,500
TOTAL	-	$47,980,704	$400,759*	$48,381,463

* Level 3 securities represent 0.8 % of net assets.

Short Term Government	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate debt	-	$9,737,375	-	$9,737,375
U.S. government obligations	-	17,301,071	$500,000	17,801,071
TOTAL	-	$27,038,446	$500,000*	$27,538,446

Other financial instruments**	($75,262)	-	-	($75,262)

* Level 3 securities represent 1.8% of net assets.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.

Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See Schedule of Investments footnotes.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses.  Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2010, and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	Income	Long-Term Income	Short Duration Income	Ultra-Short Income
Federal income tax cost of investments	$2,937,048,717	$133,682,938	$3,260,769,292	$316,479,690
Unrealized appreciation	89,622,995	6,524,246	86,104,030	3,463,483
Unrealized depreciation	(327,749,733)	(1,834,610)	(33,113,259)	(1,230,453)
Net unrealized appreciation/ (depreciation)	($238,126,738)	$4,689,636	$52,990,771	$2,233,030

	Government	High Yield	Short-Term Government
Federal income tax cost of investments	$4,974,174	$45,952,575	$27,240,537
Unrealized appreciation	114,005	2,989,939	331,608
Unrealized depreciation	(14,905)	(561,051)	(33,699)
Net unrealized appreciation/ (depreciation)	$99,100	$2,428,888	$297,909

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income	High Yield
30-Sept-2011	-	$1,025,886
30-Sept-2012	-	791,075
30-Sept-2013	$141,901	-
30-Sept-2014	336,178	-
30-Sept-2015	-	476,585
30-Sept-2016	12,997,968	-
30-Sept-2017	1,783,942	924,312
30-Sept-2018	265,587,678	15,613

Income Fund’s use of net capital loss carryforwards acquired from Summit Apex Bond may be limited under certain tax provisions. Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — OTHER

On December 8, 2010, the Board of Trustees approved a resolution to reorganize the Calvert Short-Term Government Fund into the Calvert Government Fund.  Shareholders of the Calvert Short-Term Government Fund will be asked to vote on the reorganization and must approve it before any change may take place.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

                Filed herewith.

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:          /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                President -- Principal Executive Officer

Date:       February 28, 2011

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                President -- Principal Executive Officer

Date:       February 28, 2011

                /s/ Ronald M. Wolfsheimer
                Ronald M. Wolfsheimer
                Treasurer -- Principal Financial Officer

Date:       February 28, 2011